As filed with the Securities and Exchange Commission on April 28, 1999

                                                 Registration No. 333-61063
                                                                  ---------
                                                                  811-7689



                      SECURITIES AND EXCHANGE COMMISSION
                      ----------------------------------
                            WASHINGTON, D.C.  20549

                            Immediate Income Builder

                                   FORM N-4

                       REGISTRATION STATEMENT UNDER THE                [ ]

                            SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.  ___                [_]

                       Post-Effective Amendment No.  2                 [X]

                                      and

                         REGISTRATION STATEMENT UNDER                  [_]
                    THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No.  13                       [X]

                   PFL RETIREMENT BUILDER VARIABLE ANNUITY
                                    ACCOUNT
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A. Camp, Esq.
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-0001
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R. Bellamy, Esq.
                      Sutherland, Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Approximate Date of Proposed Public Offering:  As soon as practicable after the
--------------------------------------------
effective date of the Registration statement.



Title of Securities Being Registered:  Single Premium Immediate Variable Annuity
------------------------------------

                                   Contracts

                          --------------------------

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b) of Rule 485.
------

  X     on May 1, 1999 pursuant to paragraph (b)(1)(iii) of Rule 485.
------

        60 days after filing pursuant to paragraph (a)(i) of Rule 485.
------

        on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485.
------

If appropriate, check the following box:

                This post-effective amendment designates a new effective date
        ------
for a previously filed post-effective amendment.

                          PFL LIFE INSURANCE COMPANY
                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                                   FORM N-4

                             Cross Reference Sheet
                            Pursuant to Rule 495(a)
                       Under the Securities Act of 1933

                                    PART A

Showing Location of Information in Prospectuses
Form N-4
Item No.                                        Prospectus Caption
--------                                        ------------------

1.  Cover Page..................................Cover Page

2.  Definitions.................................Glossary of Terms

3.  Synopsis....................................Summary; Fee Table

4.  Condensed Financial Information.............Financial Information;

5.  General Description of Registrant,
    Depositor and Portfolio Companies
    (a)  Depositor..............................PFL Life Insurance Company
    (b)  Registrant.............................The Separate Account
    (c)  Portfolio Company......................The Funds
    (d)  Fund Prospectus........................The Funds
    (e)  Voting Rights..........................Voting Rights

6.  Deductions and Expenses
    (a)  General................................Expenses
    (b)  Sales Load %...........................N/A
    (c)  Special Purchase Plan..................N/A
    (d)  Commissions............................Distributor of the Contracts
    (e)  Expenses - Registrant..................Charges Under the Contracts
    (f)  Fund Expenses..........................Portfolio Management Fees
    (g)  Organizational Expenses................N/A

7.  Contracts
    (a)  Persons with Rights....................The Annuity Policy; Annuity
                                                Payment; Annuity Payments;
                                                Voting Rights
    (b)  (i)   Allocation of Premium............Allocations of Your Premium to
                                                the Separate Account
         (ii)  Transfers........................Allocations of Your Premium to
                                                the Separate Account
         (iii) Exchanges........................N/A

    (c)  Changes................................Policy Value; Annuity Payment
                                                Options; Allocation of Premium
                                                Payments
    (d)  Inquiries..............................Summary

8.  Annuity Period..............................Annuity Payments

9.  Death Benefit...............................Death Benefit

10.  Purchases and Value
    (a)  Purchases..............................Purchase
    (b)  Valuation..............................Variable Annuity Units
    (c)  Daily Calculation......................Variable Annuity Units
    (d)  Underwriter............................Distribution of the Contracts

11.  Redemptions
    (a)  By Owners..............................Surrender Values
         By Annuitant...........................N/A
    (b)  Texas OP...............................
    (c)  Check Delay............................Annuity Payments
    (d)  Lapse..................................N/A
    (e)  Free Look..............................Summary

12.  Taxes......................................Taxes

13.  Legal Proceedings..........................Legal Proceedings

14.  Table of Contents for the Statement
     of Additional Information..................Table of Contents of the
                                                Statement of Additional
                                                Information

                                    PART B

    Showing Location of Information in Statement of Additional Information


                                                Caption in Statement of
Form N-4                                        -----------------------
Item No.                                        Additional Information
----------                                      ----------------------

15.  Cover Page.................................Cover Page

16.  Table of Contents..........................Table of Contents

17.  General Information and History............(Prospectus) PFL Life
                                                Insurance Company

18.  Services
    (a)  Fees and Expenses of Registrant.........N/A
    (b)  Management Policies.....................N/A

    (c)  Custodian...............................Custody of Assets
         Independent Auditors....................Independent Auditors
    (d)  Assets of Registrant....................Custody of Assets
    (e)  Affiliated Person.......................N/A
    (f)  Principal Underwriter...................Distribution of the Contracts

19.  Purchase of Securities Being Offered........Distribution of the Contracts
     Offering Sales Load.........................N/A

20.  Underwriters................................Distribution of the Contracts;
                                                 (Prospectus) Distribution of
                                                 the Contracts

21.  Calculation of Performance Data.............Historical Performance Data

22.  Annuity Payments............................(Prospectus) Types of Annuity
                                                 Payment Options

23.  Financial Statements........................Financial Statements

                                    PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the registration statement.

                                                                   PFL IMMEDIATE
                                                                  INCOME BUILDER

                                                                  Issued Through

                                                          PFL RETIREMENT BUILDER
                                                        VARIABLE ANNUITY ACCOUNT

                                                                              By

                                                      PFL LIFE INSURANCE COMPANY

Prospectus
May 1, 1999

This prospectus and the mutual fund prospectuses give you important information about the contracts and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the PFL Immediate Income Builder, a fixed and variable single premium immediate annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at (800) 544-3152 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference. Information about the separate account and the target account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the underlying portfolios:

 .  are not bank deposits;
 .  are not federally insured;
 .  are not endorsed by any bank or government agency;
 . are not guaranteed to achieve their goal; and . are subject to risks, including loss of premium.

The immediate annuity contract has fixed and variable payment options. There are fourteen portfolios you can select from if you choose to receive variable payments. You can choose any combination of fixed and variable payments. You bear the investment risk if you choose variable payments.

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY:

Variable Insurance Products Fund (VIP):
  VIP Money Market
  VIP High Income
  VIP Equity-Income
  VIP Growth
  VIP Overseas

Variable Insurance Products Fund II (VIP II):
  VIP II Investment Grade Bond
  VIP II Asset Manager
  VIP II Asset Manager: Growth
  VIP II Index 500
  VIP II Contrafund

Variable Insurance Products Fund III (VIP III):
  VIP III Balanced
  VIP III Growth & Income
  VIP III Growth Opportunities
  VIP III Mid Cap

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF
CONTENTS                                                                    Page
GLOSSARY OF TERMS...........................................................   3

SUMMARY.....................................................................   4

EXPENSE TABLE...............................................................   6

EXAMPLES....................................................................   7

1. THE ANNUITY CONTRACT.....................................................   8

2. ANNUITY PAYMENTS.........................................................   8
  Annuity Payment Dates.....................................................   8
  Payments Under the Contract...............................................   8
  Fixed, Variable or Combination Payments...................................   8
  Assumed Investment Rate (AIR).............................................   8
  Payment Options...........................................................   9

3. PURCHASE.................................................................  12
  Contract Issue Requirements...............................................  12
  Premium Payment...........................................................  12
  Allocation of Premium Payment.............................................  12
  Variable Annuity Units....................................................  13

4. INVESTMENT CHOICES.......................................................  13
  The Separate Account......................................................  13
  Transfers.................................................................  14

5. EXPENSES.................................................................  14
  Separate Account Charge...................................................  14
  Expenses of the Funds.....................................................  15
  Premium Taxes.............................................................  15
  Other Taxes...............................................................  15
  Surrender Value...........................................................  15
  Transfer Fee..............................................................  15

6. TAXES....................................................................  15
  Annuity Policies in General...............................................  15
  Qualified and Nonqualified Policies.......................................  16
  Withdrawals--Nonqualified Policies........................................  16
  Withdrawals--Qualified Policies...........................................  16
  Withdrawals--403(b) Policies..............................................  17
  Diversification and Distribution Requirements.............................  17
  Taxation of Death Benefits................................................  17
  Annuity Payments..........................................................  17
  Transfers, Assignments or Exchanges of Policies...........................  17
  Possible Tax Law Changes..................................................  18

7. SURRENDER VALUE..........................................................  18
  Surrenders................................................................  18
  Surrender Value...........................................................  18

8. PERFORMANCE..............................................................  18

9. DEATH BENEFIT............................................................  19

10. OTHER INFORMATION.......................................................  19
  PFL Life Insurance Company................................................  19
  The Separate Account......................................................  20
  Voting Rights.............................................................  20
  Distributor of the Contracts..............................................  20
  Non-participating Contract................................................  20
  Variations in Contract Provisions.........................................  20
  Year 2000 Matters.........................................................  20
  IMSA......................................................................  21
  Delay of Payments.........................................................  21
  Legal Proceedings.........................................................  21
  Financial Statements......................................................  21

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  21

APPENDIX A
Historical Performance Data.................................................  22

APPENDIX B
Illustrations of Annuity Payment Values.....................................  39

No one is authorized to give any information or to make any representations that are not in this prospectus and the SAI (or any sales literature approved by PFL). You should rely only on the information contained in these documents. The contracts are not available in all states. This prospectus is not an offer anywhere that would be unlawful.

GLOSSARY OF TERMS

Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either fixed or variable or a combination of both.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Net Investment Factor--A unit of measure used to reflect the change in variable annuity unit values in a subaccount from one valuation period to the next valuation period.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.


Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account--PFL Retirement Builder Variable Annuity Account.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Valuation Day--Each day the New York Stock Exchange is open for trading. The determination of the variable annuity unit value is made at the end of each valuation day.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts.

Variable Annuity Payment Calculation Date--The date, no more than seven business days before each payment date, when the amount of the variable annuity payment is determined. If the New York Stock Exchange is closed on a variable annuity payment calculation date, we will determine the amount of annuity income on the next day it is open.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Words printed in italics in this prospectus are defined in the Glossary.

1. THE ANNUITY CONTRACT

The Fixed and Variable Single Premium Immediate Annuity Contract offered by PFL Life Insurance Company (PFL, we, us or our) is a contract between you, as the owner, and PFL, an insurance company. The contract is intended to provide a stream of income for life or for a specific period of time you select.

2. ANNUITY PAYMENTS

Annuity payments may be either fixed, variable or a combination of fixed and variable. We guarantee the amount of fixed annuity payments. We do not, however, guarantee the amount of variable annuity payments. Variable annuity payment amounts are determined by the investment performance of the subaccounts you select.

Annuity payments may be scheduled for either monthly or quarterly payments. Semiannual and annual payments are available only with our approval.

We recommend using electronic funds transfer (EFT) whenever possible.

3. PURCHASE

You purchase this contract with a single premium. You cannot make additional premium payments. The minimum premium is $25,000, although we can accept a smaller premium if we want.

You may return your contract for a refund within 10 days after you receive it. The amount of the refund will generally be the premium plus or minus the investment performance of the subaccounts to which your premium was allocated, if any.

We will generally pay the refund within 7 days after we receive written notice of cancellation and the returned contract. The contract will then be deemed void. In some states you may have more than 10 days, or receive a refund of more (or less) than the amount described above.


4. INVESTMENT CHOICES

You choose between fixed or variable annuity payments, or a combination of both. If you choose variable annuity payments you must also select one or more of the following portfolios described in the underlying fund prospectuses:

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY
  VIP Money Market

  VIP High Income

  VIP Equity-Income
  VIP Growth
  VIP Overseas

  VIP II Investment Grade Bond

  VIP II Asset Manager

  VIP II Asset Manager: Growth
  VIP II Index 500
  VIP II Contrafund
  VIP III Balanced
  VIP III Growth & Income
  VIP III Growth Opportunities
  VIP III Mid Cap

Your variable annuity payments may go up or down with the investment performance of any of these portfolios. You bear this investment risk.

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers).

5. EXPENSES

There is a separate account charge of 1.15% annually of average daily net assets if you allocate $50,000 or more to variable annuity payments; if you allocate less than $50,000 to variable annuity payments the separate account charge is 1.35%. This charge will not increase and does not apply to fixed annuity payments.

Each portfolio has investment management and other fees charged directly to it. In 1998, these ranged from 0.28% to 1.00% annually of average daily net assets.

In some states, a charge for applicable premium taxes ranging from 0% to 3.5% is deducted from the premium when paid.

6. TAXES

You are taxed on the part of your annuity payment considered income. Annuity payments from nonqualified contracts may be considered partly a return of your investment in the contract so that part of each payment would not be taxable as income. Annuity payments from qualified contracts are generally considered as all taxable income.

7. SURRENDER VALUE

You do not have access to your money and cannot surrender any of your contract unless you select either the Certain Only or Life with Emergency Cash SM payment option. No other payment option allows surrenders. If you elect a Certain Only payment option you may surrender the present value of the remaining payments. If you select the Life with Emergency Cash SM payment option, we will provide you with a Life with Emergency Cash SM benefit schedule that will allow you to determine how much is available to surrender. For either option, the amount you surrender must be at least 25% of the full surrender value.

Surrenders may have adverse tax consequences. You should consult with your tax advisor before requesting a surrender.

8. PERFORMANCE

The amount of your variable annuity payments will vary up or down depending upon the investment performance of the subaccounts you choose. We provide historical, or past, performance information for the portfolios (adjusted to reflect the separate account charge) in Appendix A and in the Statement of Additional Information. This data is not intended to indicate future performance.

9. DEATH BENEFIT

Some payment options provide a death benefit in the event the annuitant dies after annuity payments begin or if an owner or annuitant dies before annuity payments begin.

10. OTHER INFORMATION

This section of the prospectus contains information on:

 .  PFL Life Insurance Company
 .The Separate Account
 .  Voting Rights
 .  Distributor of the Contracts
 .  Non-participating Contracts
 .  Variations of Contract Provisions
 .  Year 2000 Matters
 .  IMSA
 .  Delay of Payments
 .  Legal Proceedings
 .  Financial Statements

Inquiries

If you need more information, please contact us at:

  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department
  PFL Life Insurance Company
  4333 Edgewood Road N.E.
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183
  (800) 525-6205

                                 EXPENSE TABLE



Contract Owner Transaction Expenses


--------------------------------------------------------------------------------
  Sales Load charged to premium.........................................  None
  Annual Contract Administration
   Charge...............................................................  None
  Transfer Fee (for first six
   transfers in any contract
   year)(/1/)...........................................................  None
  Surrender Charge......................................................  None
  There is no surrender charge with
   respect to variable annuity
   payments under the contract. For an
   explanation of the surrender value,
   see "SURRENDER VALUE".

Separate Account Annual Expenses
(as a percentage of average net assets)

Separate Account Charge:

 Mortality and Expense Risk Charge
 .......................................................................  1.20%
 (This charge is 1.00% if you
 allocate $50,000 or more to
 variable annuity payments)
 Administrative Charge..................................................  0.15%
                                                                          -----
 Total..................................................................  1.35%


-------------------------------------------------------------------------------

                         Portfolio Annual Expenses(/2/)
    (as a percentage of average net assets and after expense reimbursements)

-------------------------------------------------------------------------------

                                                               Total Portfolio
  Portfolio                     Management Fees Other Expenses Annual Expenses
------------------------------------------------------------------------------
  VIP Money Market.............      0.20%           0.10%          0.30%
  VIP High Income..............      0.58%           0.12%          0.70%
  VIP Equity-Income(/6/).......      0.49%           0.08%          0.57%
  VIP Growth(/6/)..............      0.59%           0.07%          0.66%
  VIP Overseas(/6/)............      0.74%           0.15%          0.89%
  VIP II Investment Grade
   Bond........................      0.43%           0.14%          0.57%
  VIP II Asset Manager(/6/)....      0.54%           0.09%          0.63%
  VIP II Asset Manager:
   Growth(/6/).................      0.59%           0.07%          0.66%
  VIP II Index 500(/6/)........      0.24%           0.04%          0.28%
  VIP II Contrafund(/6/).......      0.59%           0.13%          0.72%
  VIP III Balanced(/6/)........      0.44%           0.14%          0.58%
  VIP III Growth &
   Income(/6/).................      0.49%           0.11%          0.60%
  VIP III Growth
   Opportunities(/6/)..........      0.59%           0.11%          0.70%
  VIP III Mid Cap(/6/).........      0.56%           0.44%          1.00%

(/1/) There is currently no charge for any transfers, although PFL reserves the right to charge $15 for each transfer in excess of six per year.

(/2/) The fee table information relating to the portfolios is for 1998 and was provided to PFL by Fidelity Management & Research Company, and PFL has not independently verified such information. Expenses may be higher or lower than these 1998 expenses.

(/3/) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. The total operating expenses, after reimbursement for the VIP II Index 500 Portfolio and the VIP III Mid Cap Portfolio reflect these reductions in the table above.

EXAMPLES

The following examples indicate the expenses you would pay in various situations, based on actual portfolio expenses for 1998, and the following assumptions:
 .  a $1,000 investment (and, therefore, a 1.35% separate account charge);

 .a 5.0% annual return on assets;

 .monthly payments;

 .a 5% assumed investment return;

 .there are no premium taxes;

 .there are no transfers;

 .  the entire premium is allocated to each subaccount; and

 .the annuitant is a 65 year old male.

(Any different assumption(s) would result in different expenses.)


                                                                               Single Life Annuity
                             Single Life Annuity      20 Year Certain Only    with Emergency CashSM
                           (the contract cannot be  Annuity and the contract   and the contract is
                                 surrendered)          is not surrendered          surrendered
                               ----------------------------------------------------------------------
  Subaccounts                1 Year      3 Years      1 Years      3 Years      1 Year     3 Years
-----------------------------------------------------------------------------------------------------
  VIP Money Market........     $16         $46          $16          $46          $16        $45
                          ---------------------------------------------------------------------------
  VIP High Income.........     $20         $56          $20          $57          $20        $56
                          ---------------------------------------------------------------------------
  VIP Equity-Income.......     $19         $53          $19          $53          $18        $52
                          ---------------------------------------------------------------------------
  VIP Growth..............     $19         $55          $19          $56          $19        $55
                          ---------------------------------------------------------------------------
  VIP Overseas............     $22         $61          $22          $62          $21        $61
                          ---------------------------------------------------------------------------
  VIP II Investment Grade
   Bond...................     $19         $53          $19          $53          $18        $52
                          ---------------------------------------------------------------------------
  VIP II Asset Manager....     $19         $55          $19          $55          $19        $54
                          ---------------------------------------------------------------------------
  VIP II Asset Manager:
   Growth.................     $19         $55          $19          $56          $19        $55
                          ---------------------------------------------------------------------------
  VIP II Index 500........     $16         $45          $16          $45          $16        $45
                          ---------------------------------------------------------------------------
  VIP II Contrafund.......     $20         $57          $20          $57          $20        $56
                          ---------------------------------------------------------------------------
  VIP III Balanced........     $19         $53          $19          $53          $19        $53
                          ---------------------------------------------------------------------------
  VIP III Growth &
   Income.................     $19         $54          $19          $54          $19        $53
                          ---------------------------------------------------------------------------
  VIP III Growth
   Opportunities..........     $20         $56          $20          $57          $20        $56
                          ---------------------------------------------------------------------------
  VIP III Mid Cap.........     $23         $64          $23          $65          $22        $64

The above tables will assist you in understanding the costs and expenses of the contract and the underlying funds that you will bear, directly or indirectly. The expense table assumes that your entire premium is allocated to the separate account; therefore, it reflects expenses of the separate account as well as the underlying portfolios.

The tables do not reflect any deductions for taxes. Any applicable premium taxes are deducted from the premium when you buy the contract.


The examples are not a representation of past or future expenses. Actual expenses may be more or less than those shown.

Financial Information. The subaccounts had not commenced operations as of December 31, 1998, therefore there is no condensed financial information to report as of the date of this prospectus.

1. THE ANNUITY CONTRACT

This prospectus describes the PFL Immediate Income Builder. This is a single premium immediate annuity contract offered by PFL Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. You choose the frequency of these payments and the first annuity payment date.

You can use the contract to provide periodic payments over your lifetime or some other specific period of time you select.

The contract is "fixed and variable" because you can allocate your premium between fixed and variable annuity payments. The amount of the fixed annuity payments will not vary and are guaranteed by PFL. The amount of the variable annuity payments will vary depending on the investment performance of your investment choices.

It is a "single premium" contract because you purchase it with a single premium. You cannot pay additional premiums.

The contract is an "immediate" contract because the annuity payments must generally begin within 30 days.

2. ANNUITY PAYMENTS

Annuity Payment Dates

We provide annuity payments to the payee on each payment date. You select either a monthly or quarterly payment frequency when you purchase the contract. Payments will generally be made by electronic funds transfer. Semi-annual or annual payment frequencies and other disbursement options may be available, if we approve. The first payment date is typically 30 days after the contract issue date. All subsequent payment dates will generally be on the same day of the month as the first payment date.

Payments Under the Contract

We usually make payments within seven days of the payment date or receipt of all applicable written notices and/or proofs of death.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. Uncashed variable annuity payments will not participate in the performance of the portfolios. Each payee is responsible for keeping us informed of their current address of record.

Fixed, Variable or Combination Payments

You allocate your premium between fixed and variable payments under a payment option when you buy the contract. You may choose all fixed, all variable or a combination of fixed and variable annuity payments.

Any portion of your premium allocated to a fixed payment option will always remain allocated to fixed annuity payments. However, you may transfer from variable annuity payments to fixed annuity payments at any time.

If you choose a combination of fixed and variable annuity payments, a portion of your annuity payments will be fixed and a portion will vary according to the investment experience of the portfolios underlying the subaccounts. We will guarantee the dollar amount of any fixed portion of each annuity payment; however, the amount of the variable annuity payments will depend upon the investment experience of the portfolios underlying the subaccounts and is not guaranteed.

Under certain joint and survivor payment options, the annuity payments decrease upon the death of the annuitant or secondary annuitant (as described for payment options 5, 6, 8, and 9) whether they are fixed or variable.

Assumed Investment Return (AIR)

The assumed investment return you choose is used in the calculation of variable annuity payments.

IF:
 .  the performance of the applicable subaccounts after all expenses is equal to the AIR on a modal basis;
THEN:
 .  the variable annuity payments will remain constant.

                                     * * *

IF:
 .  the performance of the subaccounts after all expenses exceeds the AIR on a modal basis;
THEN:
 .  the variable annuity payments will increase.

                                     * * *

IF:
 .  the performance of the subaccounts after all is less than the AIR on a modal basis;
THEN:
 .  the variable annuity payments will decrease.

                                  * * *

A "modal basis" refers to the frequency of payments. For example, for monthly payments to increase, the performance of the subaccounts must exceed the monthly equivalent AIR; for quarterly payments to increase, the performance of the subaccounts must exceed the quarterly equivalent AIR.

You choose either a 3.5% AIR or a 5% AIR.

IF:
 .  you choose a 5% AIR instead of a 3.5% AIR;
THEN:
 . you will receive a higher initial payment; and . payments will increase less during periods of good investment performance
   (i.e., when investment performance exceeds the AIR) and decrease more during periods of poor investment performance (i.e., when investment performance is below the AIR).

                                     * * *

IF:
 .  you choose a 3.5% AIR instead of a 5% AIR;
THEN:
 . you will receive a lower initial payment; and . payments will increase more during periods of good investment performance
   (i.e., when investment performance exceeds the AIR) and decrease less during periods of poor investment performance (i.e., when investment performance is below the AIR).

See Appendix B for an illustration of the difference in the two AIRs.

Payment Options

You select the payment option and the number of guaranteed years, if any. You cannot change the payment option and guarantee period after we issue the contract. Please note that generally you can only select one payment option. We currently offer the options described below.

The amount of variable annuity payments will depend on the investment performance of the portfolio(s) you select. The number of annuity payments may depend on how long the annuitant or a secondary annuitant, if any, lives. Therefore, the sum of annuity payments may be less than the premium (except for option 10--Life Annuity with Premium Refund Payments).

1. Certain Only Annuity. This option provides annuity payments for a guaranteed period (10-30 years). You choose the guaranteed period. If the annuitant dies prior to the last guaranteed payment date, we will either:

 .  continue payments as they become due; or

 . pay the present value of the remaining guaranteed payments in a lump sum to the beneficiary when we receive due proof of the annuitant's death.

No additional payments will be made under this option after all the guaranteed payments have been made.

If the lump sum death benefit is chosen and the payments under this option are variable, the present value of the remaining guaranteed payments is calculated as of the date we receive written notice of the annuitant's death, using the AIR you chose when the contract was issued. If the payments under this option are fixed, the present value of the remaining guaranteed payments is calculated using interest rates (determined by PFL) in effect on the date we receive due proof of death.

Under this option, you, as the owner, can make full or partial surrenders from the contract prior to the last guaranteed payment date. Any surrender must be at least 25% of the full surrender value. A partial surrender will reduce all future payments.

See "SURRENDER VALUE."

You should consult a tax advisor before requesting a full or partial surrender.

2. Single Life Annuity. This option provides annuity payments for the annuitant's lifetime, no matter how long that may be. The final payment will be the payment made immediately prior to the death of the annuitant. No additional payments will be made after the annuitant dies.

This option offers you the highest level of annuity payments, due to the risk that only one annuity payment will be made if the annuitant dies before the second payment date.

No surrenders are permitted under this option.

3. Single Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5 to 30 years) or for the life of the annuitant, whichever is later. The final annuity payment will be the later of either the last guaranteed payment or the scheduled annuity payment immediately prior to the annuitant's death. If the annuitant dies prior to the last guaranteed payment date, we will make payments to the beneficiary when we receive due proof of the annuitant's death. No additional payments will be made if the annuitant dies after all guaranteed payments have been made.

No surrenders are permitted under this option.

4. 100% Joint and Survivor Life Annuity. This option provides annuity payments for the annuitant and the secondary annuitant's lifetimes. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. Annuity payments stop when both the annuitant and the secondary annuitant die.

No surrenders are permitted under this option.

5. Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 4 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant. The final annuity payment will be the one made immediately before the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.

If the annuitant dies before the secondary annuitant, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

6. Joint and Last Survivor Life Annuity. This option provides annuity payments for the annuitant's and secondary annuitant's lifetimes. Payments are higher while both annuitants are living and decrease upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the one made immediately before the death of the last surviving annuitant. No additional annuity payments will be made after the death of both annuitants.

Upon the first death, the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

7. 100% Joint and Survivor Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and joint annuitant's lifetimes, whichever is later. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed payments have been made.

If both annuitants die prior to the last guaranteed payment date, we will continue to make guaranteed payments to the beneficiary as they become due for the remainder of the guaranteed period.

No surrenders are permitted under this option.

8. Joint and Survivor Life Annuity with Period Certain and Reduced Annuity Payments to the Secondary Annuitant. This option is similar to option 7 above, except that annuity payments are higher while both the annuitant and the secondary annuitant are living, and then are lower if the annuitant dies before the secondary annuitant and after the guaranteed period. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional payments will be made if both annuitants die after all guaranteed annuity payments have been made.

If the annuitant dies before the secondary annuitant and after the guaranteed period, the amount of the fixed annuity payments will be reduced to the percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

If the secondary annuitant dies before the annuitant, we will continue to make annuity payments as they are due, and the amount of the annuity payments will not go down due to the death.

No surrenders are permitted under this option.

9. Joint and Last Survivor Life Annuity with Period Certain. This option provides annuity payments for a guaranteed period (5-30 years) or for the annuitant's and secondary annuitant's lifetimes, whichever is later. Payments are higher while both annuitant(s) are living and decrease after the guarantee period upon the death of either the annuitant or the secondary annuitant. The final annuity payment will be the later of the last guaranteed payment or the annuity payment made immediately prior to the last surviving annuitant's death. No additional annuity payments will be made after the death of both annuitants.

Upon the first death after the guaranteed period (or the end of the guaranteed period if the first death occurred prior thereto), the amount of the fixed annuity payments will be reduced to a percent you select: either 50%, 66.67% or 75%. For variable annuity payments, the number of variable annuity units will also be reduced to 50%, 66.67% or 75%.

No surrenders are permitted under this option.

10. Life Annuity with Premium Refund Payment. This option provides annuity payments for the annuitant's lifetime. The final annuity payment will be either the payment made immediately prior to the annuitant's death or the premium refund benefit.

We will pay the premium refund benefit to the beneficiary if, at the date of the annuitant's death, the sum of all the annuity payments made is less than the premium. The premium refund benefit will be the premium less the sum of the previously distributed variable and fixed annuity payments.

No surrenders are permitted under this option.

11. Single Life Annuity with Emergency Cash SM. This option provides annuity payments for the annuitant's lifetime. You can only receive variable payments under this option. With the Life with Emergency Cash SM feature, you are able to surrender all or a portion of the Life with Emergency Cash SM benefit. The Life with Emergency Cash SM benefit will continue through age 100 of the annuitant.

The amount you surrender must be at least 25% of the Life with Emergency
Cash SM benefit. We will provide you with a Life with Emergency Cash SM benefit schedule as a rider to the contract that will assist you in determining the amount you have available to surrender.

The Life with Emergency Cash SM benefit is also a death benefit that is paid upon the death of the annuitant.

For qualified contracts the death benefit ceases at the date the annuitant reaches the IRS age limitation (determined at the contract issue date).

See "SURRENDER VALUE."

You should consult a tax advisor before requesting a full or partial surrender.

12. Joint and Survivor Life Annuity with Emergency Cash SM. This option provides annuity payments to the annuitant and the secondary annuitant while both are living. You can only receive variable payments under this option. After the death of either the annuitant or the secondary annuitant, we will continue to provide the full amount of annuity payments to the survivor. With the Life with Emergency Cash SM feature, you are able to surrender all or a portion of the Life with Emergency Cash SM benefit. The Life with Emergency Cash SM benefit will continue through age 100 of the younger of the annuitant and the secondary annuitant.

The amount you surrender must be at least 25% of the Life with Emergency
Cash SM benefit. We will provide you with a Life with Emergency Cash SM benefit schedule as a rider to the contract that will assist you in determining the amount you have available to surrender.

The Life with Emergency Cash SM benefit is also a death benefit that is paid upon the death of the last annuitant. We will provide a Life with Emergency Cash SM benefit schedule as a rider to the contract.

For qualified contracts the death benefit ceases at the date of the IRS joint age limitation (determined at the contract issue date.)

See "SURRENDER VALUE."

You should consult a tax advisor before requesting a full or partial surrender.

Other payment options may be made available.

PLEASE NOTE CAREFULLY THAT IF:
 .  you choose a Single Life Annuity, 100% Joint and Survivor Life Annuity,
   Joint and Survivor Life Annuity with Reduced Annuity Payments to the Secondary Annuitant, and Joint and Last Survivor Annuity; and
 .  the annuitant(s) dies before the due date of the second annuity payment;
THEN:
 .  we may make only the one payment.

Please also note that the federal income tax laws may limit your payment options where the contract is used as a qualified contract.

3. PURCHASE

Contract Issue Requirements

PFL will issue a contract only IF:
 .  PFL receives all information needed to issue the contract (all the information on the order form); and
 .  PFL receives your entire premium payment.

Premium Payment

The minimum premium for a contract is $25,000. Amounts less than $25,000 may be accepted with approval from our home office. You cannot make additional premium payments.

You will allocate the premium to variable, fixed, or to a combination of variable and fixed payment options. We apply your premium to the contract within two business days after receipt (at the Administrative and Service Office) of the later of the premium and a properly completed order form.

If the order form is incomplete, we will request the necessary information. If the information is not provided within five days, we will return the premium unless we obtain your specific consent to let us keep it until the order form is completed.

The date we credit the premium and issue the contract is called the contract issue date. On the contract issue date, we allocate the premium (net of any premium tax deduction) as you specify in the order form.

You should make checks for premium payments payable only to PFL Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the contract.

Allocation of Premium Payment

We will invest the amount of your premium that you allocate to the subaccounts of the separate account in the designated subaccount(s) on the contract issue date. You must allocate percentages that are whole numbers, not fractions. Your allocations must equal 100%.

Variable Annuity Units

Any portion of your premium allocated to the subaccounts will be used to purchase variable annuity units. We will determine the number of variable annuity units based upon:
 . the premium reduced by any premium taxes, . the annuitant's age and sex (and the age and sex of the secondary annuitant, if any),
 .  the payment option you choose,
 . the frequency of payments you choose, . the AIR you choose,
 .  the first payment date, and
 .  the variable annuity unit value of the subaccounts you initially select.

The number of variable annuity units allocated to each subaccount will not change unless you transfer among the subaccounts, transfer from variable to fixed annuity payments or receive cash through a surrender (if allowed). However, if you choose a joint and survivor payment option and benefits are reduced due to the death of one of the annuitants, the number of variable annuity units will be reduced at that time.

We calculate the amount of your variable annuity payment on the variable annuity payment calculation date by taking the number of variable annuity units in each subaccount and multiplying them by the variable annuity unit value of each subaccount. This calculation is performed for each subaccount, and the sum of the subaccount calculations will equal the amount of your variable annuity payment.

The variable annuity unit value in a particular subaccount on any valuation day is equal to:
 .  the variable annuity unit value for that subaccount on the immediately preceding valuation day; multiplied by
 .  the net investment factor for that subaccount for the valuation period;
   multiplied by
 .  the daily factor for the valuation period.

The daily factor for the valuation period (the period of time beginning at the close of business each valuation day and ending at the close of business on the next valuation day) is a discount factor that reflects the AIR. Please refer to the Statement of Additional Information.

The net investment factor used to calculate the variable annuity unit value for each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a) is the net result of:
 .  the net asset value of a portfolio share held in that subaccount determined as of the end of the current valuation period, plus
 . the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
 . a per share credit or charge for any taxes reserved for, which we determine to have resulted from the investment operation of the subaccount.

(b) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge (shown in the contract specifications section of the contract).

4. INVESTMENT CHOICES

The Separate Account

The separate account currently consists of fourteen subaccounts.

The Underlying Funds. The subaccounts invest in shares of the underlying funds. Fidelity Management & Research Company provides investment advice and administrative services for all of the underlying funds offered through this contract. The following subaccounts are currently offered:

VARIABLE INSURANCE PRODUCTS FUND (VIP):
  VIP Money Market
  VIP High Income
  VIP Equity-Income
  VIP Growth
  VIP Overseas

VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  VIP II Investment Grade Bond
  VIP II Asset Manager
  VIP II Asset Manager: Growth
  VIP II Index 500
  VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
  VIP III Balanced
  VIP III Growth & Income
  VIP III Growth Opportunities
  VIP III Mid Cap

The general public may not purchase these underlying funds. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the underlying funds.

Detailed information about the underlying portfolios may be found in their current prospectuses. This includes a description of each portfolio's investment objectives, policies, and strategies. These prospectuses are attached to this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest. PFL may receive expense reimbursements or other revenues from the funds or FMR. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL (or its affiliates) or the separate account invests in the underlying funds.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

Transfers

You may transfer all or a part of the value of variable annuity payments to fixed annuity payments by telephoning us or providing us with a notice you have signed or an electronic notice that gives us the facts that we need. If you transfer from variable annuity payments to fixed annuity payments, the fixed annuity payments will be a continuation of the payment option under which the variable annuity payments were being made, or a continuation of the fixed payment option that may already exist.

For example, if you received variable annuity payments for two years under a 10 Year Certain and Life Option and elect to transfer to fixed annuity payments, your payment option would be an 8 Year Certain and Life Option. If your variable payment option is Life with Emergency Cash SM, the fixed payment option will be Life only, Life with Premium Refund or Life with Period Certain. The period certain cannot be greater than the annuitant's remaining life expectancy determined at the contract issue date. (Life with Emergency Cash SM is only available with variable annuity payments.)

Transfers from variable to fixed annuity payments may have tax consequences. You should consult a tax advisor before making a transfer from variable to fixed annuity payments.

You may not transfer from fixed to variable annuity payments.

Transfers are made using the variable annuity unit values for the end of the day when we receive your request (that is, at the end of the valuation period during which we receive your request).

You may transfer amounts among subaccounts by telephoning us or by providing us with a notice you have signed or an electronic notice that gives us the facts that we need.

We reserve the right to impose transfer charges.

The percent of the allocation in each subaccount will change over time with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

5. EXPENSES

The following are all the charges made under the contract.

Separate Account Charge

A daily charge is deducted from the assets of each subaccount for our assumption of mortality and expense risks, and our administration expenses. If the amount you allocate to variable annuity payments is less than $50,000, a daily mortality and expense risk charge will be deducted at an effective annual rate of 1.20%; otherwise, the mortality and expense risk charge will be 1.00%.

An administration expense charge will also be deducted daily from the assets of each subaccount at an effective annual rate of 0.15%. We guarantee that the mortality and expense risk and administrative charges will never increase.

The mortality risk arises from our obligation to provide annuity income for your life (and the life of the secondary annuitant, if any) no matter how long that might be. The expense risk results from our obligation to cover the cost of issuing and administering the contracts, no matter how long we may incur such cost or how large that cost may be. The administration expense charge is for the costs of administering the contracts. We may earn a profit from the separate account charge (and expect to do so). Any profit can be used for distribution expenses or for any other purpose.

Expenses of the Funds

The portfolios are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the portfolios underlying the subaccounts, and therefore affects the variable annuity unit value. See the attached prospectuses for a description of the portfolios' fees and expenses.

Premium Taxes

Some states charge a premium tax based on the amount of your premium. State premium taxes currently range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you live in a place that has premium taxes, any amount needed to provide for the applicable premium taxes is deducted from your premium. We allocate the remainder of your premium to the subaccounts and/or to the purchase of fixed annuity payments.

Other Taxes

We reserve the right to charge for certain taxes (other than premium taxes) that may be incurred due to the contracts or the separate account. Currently, we do not charge for any other taxes.

Surrender Value

There is no express or calculable surrender charge for surrenders from variable annuity payments under the contract. Surrenders from variable annuity payments are generally not permitted, unless you select the Certain Only or Life With Emergency Cash payment option. For a discussion of surrender value, see "SURRENDER VALUE".

Transfer Fee

There is currently no charge for transfers. We reserve the right to charge $15 for each transfer over six per contract year (all transfers made simultaneously will be treated as a single request).

6. TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs--either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

 . Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals--Nonqualified Policies

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed.) Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

 .  paid on or after the taxpayer reaches age 59 1/2;

 .  paid after the taxpayer dies;

 . paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

 . paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

 .  paid under an immediate annuity; or

 .  which come from premium payments made prior to August 14, 1982.

All deferred non-qualified annuity policies that are issued by AUSA Life (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Withdrawals--Qualified Policies

The above information describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

 .  the amount that can be contributed to the policy during any year; and

 .  the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain rule. The terms of the plan may limit the rights otherwise available to you under the policies.

We have provided more information in the Statement of Additional Information.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals--403(b) Policies

The Internal Revenue Code limits the withdrawal of premium payments from certain 403(b) policies. Withdrawals can generally only be made when an owner:

 .  reaches age 59 1/2;

 .  leaves his/her job;

 .  dies;

 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the Statement of Additional Information. PFL may modify the policy to attempt to maintain favorable tax treatment.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 . if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 . Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 . Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes in uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

7. SURRENDER VALUE

Surrenders

You may not surrender any portion of a contract unless either the Certain Only or Life with Emergency Cash SM payment option is selected. No other payment option allows surrenders. If you elect a Certain Only payment option the surrender value is the present value of the remaining payments. If you select the Life with Emergency Cash SM payment option, we will provide you with a Life with Emergency Cash SM benefit schedule that will allow you to determine how much is available to surrender.

If a partial surrender is made, it must be at least 25% of the full surrender value and all future payments will be reduced. Surrenders may have adverse tax consequences.

You should consult with your tax advisor before requesting a full or partial surrender.

Surrender Value

In the cases when the contract can be surrendered (i.e., Certain Only or Life with Emergency Cash SM options) the determination of a surrender value depends on specific individual circumstances such as the annuitant's age and sex, the number of annuitants, the amount of the current payment (when the surrender is requested), and the number of payments already made, as well as other factors such as the time value of money and expenses (which are heavily weighted towards the first year). In determining your surrender value, we must calculate the present value of your remaining payments recognizing these factors. Present value is the value in today's dollars assigned to an amount of money in the future, based on some estimated interest rate.

For fixed annuity payments, the surrender value is 98% of the present value of the remaining payments recognizing the above factors (using PFL's established interest rates in effect at the time of the surrender).

For variable annuity payments, the surrender value will also depend on the AIR chosen and the actual returns of your subaccounts. The surrender value is the present value of future payments (which are assumed to be equal to the most recent payment) calculated using an interest rate that recognizes all of the factors. There is no surrender charge. We will use a maximum interest rate of 4.5% (if you have a 3.5% AIR) or 6% (if you have a 5% AIR). Setting maximum interest rates protect you, the contract owner, because the higher the interest rates the lower the surrender value.

If the Life with Emergency Cash SM option is selected, please refer to the Emergency Cash SM benefit schedule in your contract rider for the information you need to determine your surrender value.

8. PERFORMANCE

Performance information for the subaccounts may appear in reports and advertising. The performance information is based on adjusted historical investment experience of the subaccounts and the underlying funds and does not indicate or represent future performance.

Total returns of the subaccounts may be advertised. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

Some subaccounts may also advertise yield. These measures reflect the income generated by an investment in the subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

The VIP Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the subaccount over a seven day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and the VIP High Income Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the subaccount over a 30 day period.

Appendix A contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

If the owner dies before the first annuity payment, the premium (plus or minus investment performance) will be paid as a death benefit. More information on how we pay it is in the Statement of Additional Information.

If an owner, who may or may not also be an annuitant, dies on or after the annuity starting date, we will pay the remaining portion of the annuity payments due under the contract, if any, in the same manner and frequency (at least as rapidly) as under the method of distribution used before such owner's death.

If the deceased owner's surviving spouse is the sole successor owner, then on such owner's death such surviving spouse may elect to become the sole owner under the contract and to continue the contract as his or her own.

If a non-natural person is named as an owner, then the primary annuitant, as defined in the Code, shall be treated as an owner solely for the purposes of the distribution at death rules. The entire interest in the contract must be distributed upon the annuitant's death, if the annuitant dies prior to the first payment date.

If the deceased owner was also the annuitant, then the annuitant's beneficiary is entitled to the proceeds described above in this section (unless the deceased owner's surviving spouse is the sole successor owner). If no person is named as the beneficiary, the owner's estate shall be deemed the beneficiary.

Note carefully. In instances where the owner's estate is deemed to be the successor owner or beneficiary, it may be necessary to open a probate estate in order to exercise ownership rights to, or receive death proceeds from, the contract. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless we have received written notice of the trust as a successor owner or beneficiary prior to the owner's death, that trust may not exercise ownership rights to, or receive death proceeds from, the contract.

In all events, distributions upon the death of an owner will comply with section 72(s) of the Code.

10. OTHER INFORMATION

PFL Life Insurance Company

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It sells life and health insurance and annuity contracts. PFL is a wholly-owned indirect subsidiary of AEGON USA, Inc. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of PFL.

The Separate Account

PFL established a separate account, called the PFL Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 1996. The separate account receives and currently invests the premium payments under the contracts that are allocated to it for investment only in shares of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III. Fidelity Management & Research Company manages these funds.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or PFL. The obligations to pay the benefits due under the contract are PFL's responsibility.

The assets of the separate account are held in PFL's name on behalf of the separate account and belong to PFL. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business PFL may conduct.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

Voting Rights

PFL will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

AFSG Securities Corporation is the principal underwriter of the contracts. Like PFL, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.
(NASD). It was incorporated in Pennsylvania in 1986.

Commissions of up to 6% of premium payments will be paid to broker/dealers who sell the contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the contracts.

Non-participating Contract

The contract does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the contract.

Variations in Contract Provisions

Certain provisions of the contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your contract for variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract.

Year 2000 Matters

In May 1996, PFL Life Insurance Company (PFL) adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of PFL's mission-critical systems are Year 2000 compliant. The Year 2000 Project Plan remains on track as PFL continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, PFL has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the year 2000 date change.

As of the date of this prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The actions taken by management under The Year 2000 Project Plan are intended to significantly reduce PFL's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.

This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member, we may use the IMSA logo and language in advertisements.

Delay of Payments

PFL may be permitted to delay any payments from the separate account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from and within the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer fixed annuity payments for up to six months.

If a check has been submitted as the premium, we have the right to defer any payments until the check has been honored.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or PFL.

Financial Statements

The statutory-basis financial statements of PFL are in the Statement of Additional Information. The subaccounts began operations in 1999, and do not yet have any financial history.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Contract--General Provisions
Federal Tax Matters
Investment Experience
State Regulation of PFL
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Historical Performance Data
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                APPENDIX A

                          HISTORICAL PERFORMANCE DATA

The following graph is showing how your annuity payments can fluctuate based on past investment performance (net of all charges) of the portfolios through December 31, 1998. The information presented is for periods prior to the inception date of the subaccounts. PFL did not sell the contracts prior to the date of this prospectus, and therefore, the graphs illustrate what annuity payments might have been under a contract had one existed during the years shown.

The graphs are based on the adjusted historical performance of the portfolios, which means that the 1.35% separate account charge and the actual net expenses of each portfolio for the year ended December 31, 1998, are reflected in the graph for each portfolio. The graphs do not reflect any premium tax charge.

Each graph shows the effect that the portfolio's investment performance would have had on the value of an annuity unit and, thus, the value of an annuity payment if a contract with an AIR of 5%, providing an initial monthly annuity payment of $500.00, was purchased on the date the portfolio commenced operations. Each graph assumes that the entire premium of the hypothetical contract was allocated to the subaccount being illustrated. Annuity payments increase for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is higher than the AIR, and decreases for a given month if the performance of the portfolio underlying the subaccounts, net of all charges, for that month is lower than the AIR. The premium necessary for an initial monthly annuity payment of $500.00 will vary depending on the age and sex of the annuitant (and secondary annuitant, if any), the payment option and the first annuity payment date. For example, suppose that a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500.00 of an initial monthly variable annuity payment beginning on the contract issue date with a life only payment option. If there is no secondary annuitant, no guarantee period and he chooses a 5% AIR, the premium needed would be $74,639. If the purchaser were female, the premium necessary would be $81,847. This is because females have a longer life expectancy than males.

The monthly payments depicted in the graphs are not based on actual contracts. They are based on adjusted historical performance results of the portfolios and are not projections or indications of future results. PFL does not guarantee and does not suggest that any subaccount or contract issued by PFL will generate these or similar average monthly payments for any period of time. The graphs are for illustration purposes only and do not represent future variable annuity payments or future investment returns. Variable annuity payments under a real contract may be more or less than those forming the basis for the monthly payments shown in these graphs, if the actual returns of the portfolios selected by you are different from the adjusted historical returns of the portfolios. It is very likely that a portfolio's investment performance will fluctuate over time; therefore, you can expect that your variable annuity payments will fluctuate. The total amount of variable annuity payments ultimately received will depend upon the payment option selected by you.

                                     * * *

VIP MONEY MARKET PORTFOLIO


          [MONEY MARKET PORTFOLIO MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:

 .  5% AIR

 .  $500 initial monthly annuity payment

 .  Fund inception date--March 1982

                                                             Adjusted Historical
   Year                                                      Average Annual Total
             Monthly Payment           Adjusted                    Return*
             Amounts at End        Historical Annual            (Periods Ended
                of Years             Total Return*               12/31/1998)
--------------------------------------------------------------------------------------
   1982           $521                    N/A                  1 Year            4.07%
--------------------------------------------------------------------------------------
   1983           $535                   7.69%                 5 Years           3.90%
--------------------------------------------------------------------------------------
   1984           $555                   8.99%                10 Years           4.27%
--------------------------------------------------------------------------------------
   1985           $564                   6.67%             Since Inception       5.39%
--------------------------------------------------------------------------------------
   1986           $565                   5.28%
----------------------------------------------------------------------------------
   1987           $565                   5.03%
----------------------------------------------------------------------------------
   1988           $570                   5.95%
----------------------------------------------------------------------------------
   1989           $585                   7.72%
----------------------------------------------------------------------------------
   1990           $594                   6.62%
----------------------------------------------------------------------------------
   1991           $592                   4.69%
----------------------------------------------------------------------------------
   1992           $578                   2.51%
----------------------------------------------------------------------------------
   1993           $561                   1.86%
----------------------------------------------------------------------------------
   1994           $550                   2.87%
----------------------------------------------------------------------------------
   1995           $547                   4.47%
----------------------------------------------------------------------------------
   1996           $542                   4.00%
----------------------------------------------------------------------------------
   1997           $537                   4.08%
----------------------------------------------------------------------------------
   1998           $532                   4.07%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP Money Market Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP HIGH INCOME PORTFOLIO


["HIGH INCOME PORTFOLIO MONTHLY PAYMENT CHART APPEARS HERE"]

Chart Specifications:

 .  5% AIR

 .  $500 initial monthly annuity payment

 .  Fund inception date--September 1985

                                                         Adjusted Historical
                                                               Average
            Monthly Payment         Adjusted            Annual Total Return*
            Amounts at End      Historical Annual          (Periods Ended
   Year        of Years           Total Return*              12/31/1998)
---------------------------------------------------------------------------------
   1982           N/A                  N/A                1 Year          (5.61)%
---------------------------------------------------------------------------------
   1983           N/A                  N/A                5 Years          7.34%
---------------------------------------------------------------------------------
   1984           N/A                  N/A               10 Years          9.58%
---------------------------------------------------------------------------------
   1985          $522                  N/A            Since Inception      9.60%
---------------------------------------------------------------------------------
   1986          $577                16.12%
---------------------------------------------------------------------------------
   1987          $549                (0.13)%
---------------------------------------------------------------------------------
   1988          $577                10.29%
---------------------------------------------------------------------------------
   1989          $519                (5.56)%
---------------------------------------------------------------------------------
   1990          $476                (3.71)%
---------------------------------------------------------------------------------
   1991          $605                33.48%
---------------------------------------------------------------------------------
   1992          $699                21.41%
---------------------------------------------------------------------------------
   1993          $792                18.91%
---------------------------------------------------------------------------------
   1994          $733                (2.86)%
---------------------------------------------------------------------------------
   1995          $830                19.00%
---------------------------------------------------------------------------------
   1996          $889                12.50%
---------------------------------------------------------------------------------
   1997          $983                16.10%
---------------------------------------------------------------------------------
   1998          $884                (5.61)%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP High Income Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP EQUITY-INCOME PORTFOLIO

["EQUITY-INCOME PORTFOLIO MONTHLY PAYMENT CHART APPEARS HERE"]

Chart Specifications:
 .5% AIR
 .$500 initial monthly annuity payment
 .Fund inception date--October 1986

                                                        Adjusted Historical
                                                        Average Annual Total
            Monthly Payment         Adjusted                  Return*
            Amounts at End      Historical Annual          (Periods Ended
   Year        of Years           Total Return*             12/31/1998)
--------------------------------------------------------------------------------
   1982           N/A                  N/A                1 Year          10.14%
--------------------------------------------------------------------------------
   1983           N/A                  N/A                5 Years         17.19%
--------------------------------------------------------------------------------
   1984           N/A                  N/A               10 Years         14.08%
--------------------------------------------------------------------------------
   1985           N/A                  N/A            Since Inception     12.89%
--------------------------------------------------------------------------------
   1986          $494                  N/A
--------------------------------------------------------------------------------
   1987          $458                (2.76)%
--------------------------------------------------------------------------------
   1988          $529                21.34%
--------------------------------------------------------------------------------
   1989          $583                15.78%
--------------------------------------------------------------------------------
   1990          $464               (16.43)%
--------------------------------------------------------------------------------
   1991          $574                29.71%
--------------------------------------------------------------------------------
   1992          $630                15.41%
--------------------------------------------------------------------------------
   1993          $700                16.63%
--------------------------------------------------------------------------------
   1994          $704                 5.64%
--------------------------------------------------------------------------------
   1995          $894                33.31%
--------------------------------------------------------------------------------
   1996          $960                12.75%
--------------------------------------------------------------------------------
   1997          $1156               26.41%
--------------------------------------------------------------------------------
   1998          $1213                  %

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP Equity-Income Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP GROWTH PORTFOLIO

("Growth Portfolio Monthly Payment Chart Appears here")

Chart Specifications:
 .5% AIR
 .$500 initial monthly annuity payment
 .Fund inception date--October 1986

           Monthly Payment       Adjusted         Adjusted Historical Average
           Amounts at End    Historical Annual       Annual Total Return*
   Year       of Years         Total Return*      (Periods Ended 12/31/1998)
-----------------------------------------------------------------------------
   1982          N/A                N/A                1 Year         37.64%
-----------------------------------------------------------------------------
   1983          N/A                N/A               5 Years         20.12%
-----------------------------------------------------------------------------
   1984          N/A                N/A               10 Years        17.81%
-----------------------------------------------------------------------------
   1985          N/A                N/A           Since Inception     15.80%
-----------------------------------------------------------------------------
   1986         $ 494               N/A
-----------------------------------------------------------------------------
   1987         $ 481              2.18%
-----------------------------------------------------------------------------
   1988         $ 523             14.25%
-----------------------------------------------------------------------------
   1989         $ 646             29.66%
-----------------------------------------------------------------------------
   1990         $ 536            (12.93)%
-----------------------------------------------------------------------------
   1991         $ 733             43.59%
-----------------------------------------------------------------------------
   1992         $ 753              7.86%
-----------------------------------------------------------------------------
   1993         $ 845             17.78%
-----------------------------------------------------------------------------
   1994         $ 793             (1.36)%
-----------------------------------------------------------------------------
   1995         $1009             33.57%
-----------------------------------------------------------------------------
   1996         $1088             13.17%
-----------------------------------------------------------------------------
   1997         $1262             21.84%
-----------------------------------------------------------------------------
   1998         $1654             37.64%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP OVERSEAS PORTFOLIO

[OVERSEAS PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:
 .5% AIR
 .$500 initial monthly annuity payment
 .Fund inception date--January 1987

           Monthly Payment       Adjusted        Adjusted Historical Average
   Year    Amounts at End    Historical Annual      Annual Total Return*
              of Years         Total Return*     (Periods Ended 12/31/1998)
----------------------------------------------------------------------------
   1982          N/A                N/A               1 Year          11.25%
----------------------------------------------------------------------------
   1983          N/A                N/A               5 Years         8.24%
----------------------------------------------------------------------------
   1984          N/A                N/A              10 Years         8.61%
----------------------------------------------------------------------------
   1985          N/A                N/A           Since Inception     7.14%
----------------------------------------------------------------------------
   1986          N/A                N/A
----------------------------------------------------------------------------
   1987         $446                N/A
----------------------------------------------------------------------------
   1988         $453               6.68%
----------------------------------------------------------------------------
   1989         $538              24.61%
----------------------------------------------------------------------------
   1990         $497              (3.06)%
----------------------------------------------------------------------------
   1991         $505               6.72%
----------------------------------------------------------------------------
   1992         $424             (11.92)%
----------------------------------------------------------------------------
   1993         $546              35.42%
----------------------------------------------------------------------------
   1994         $522               0.37%
----------------------------------------------------------------------------
   1995         $538               8.22%
----------------------------------------------------------------------------
   1996         $572              11.70%
----------------------------------------------------------------------------
   1997         $600              10.07%
----------------------------------------------------------------------------
   1998         $636              11.25%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP Overseas Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II INVESTMENT GRADE BOND PORTFOLIO

[INVESTMENT GRADE BOND PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:

 .5% AIR

 .$500 initial monthly annuity payment

 .Fund inception date--June 1989

           Monthly Payment       Adjusted        Adjusted Historical Average
   Year    Amounts at End    Historical Annual       Annual Total Return*
              of Years         Total Return*      (Periods Ended 12/31/1998)
----------------------------------------------------------------------------
   1982          N/A                N/A                1 Year          7.39%
----------------------------------------------------------------------------
   1983          N/A                N/A               5 Years          5.28%
----------------------------------------------------------------------------
   1984          N/A                N/A               10 Years          N/A
----------------------------------------------------------------------------
   1985          N/A                N/A           Since Inception      6.90%
----------------------------------------------------------------------------
   1986          N/A                N/A
----------------------------------------------------------------------------
   1987          N/A                N/A
----------------------------------------------------------------------------
   1988          N/A                N/A
----------------------------------------------------------------------------
   1989         $514                N/A
----------------------------------------------------------------------------
   1990         $512               4.71%
----------------------------------------------------------------------------
   1991         $561              14.94%
----------------------------------------------------------------------------
   1992         $562               5.23%
----------------------------------------------------------------------------
   1993         $586               9.48%
----------------------------------------------------------------------------
   1994         $530              (5.04)%
----------------------------------------------------------------------------
   1995         $584              15.76%
----------------------------------------------------------------------------
   1996         $566               1.80%
----------------------------------------------------------------------------
   1997         $580               7.61%
----------------------------------------------------------------------------
   1998         $594               7.39%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Investment Grade Bond Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II ASSET MANAGER PORTFOLIO

[ASSET MANAGER PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:
 .5% AIR
 .$500 initial monthly annuity payment
 .Fund inception date--May 1990

           Monthly Payment       Adjusted         Adjusted Historical Average
           Amounts at End    Historical Annual       Annual Total Return*
   Year       of Years         Total Return*      (Periods Ended 12/31/1998)
-----------------------------------------------------------------------------
   1982          N/A                N/A          1 Year                13.52%
-----------------------------------------------------------------------------
   1983          N/A                N/A          5 Years               10.32%
-----------------------------------------------------------------------------
   1984          N/A                N/A          10 Years               N/A%
-----------------------------------------------------------------------------
   1985          N/A                N/A          Since Inception       12.27%
-----------------------------------------------------------------------------
   1986          N/A                N/A
-----------------------------------------------------------------------------
   1987          N/A                N/A
-----------------------------------------------------------------------------
   1988          N/A                N/A
-----------------------------------------------------------------------------
   1989          N/A                N/A
-----------------------------------------------------------------------------
   1990         $504                N/A
-----------------------------------------------------------------------------
   1991         $581               20.93
-----------------------------------------------------------------------------
   1992         $610              10.38%
-----------------------------------------------------------------------------
   1993         $694              19.44%
-----------------------------------------------------------------------------
   1994         $613              (7.35)%
-----------------------------------------------------------------------------
   1995         $673              15.40%
-----------------------------------------------------------------------------
   1996         $725              13.07%
-----------------------------------------------------------------------------
   1997         $822              19.05%
-----------------------------------------------------------------------------
   1998         $888              13.52%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Asset Manager Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II ASSET MANAGER: GROWTH PORTFOLIO

[ASSET MANAGER GROWTH PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:
 .5% AIR
 .$500 initial monthly annuity payment
 .Fund inception date--January 1995

           Monthly Payment       Adjusted        Adjusted Historical Average
   Year    Amounts at End    Historical Annual       Annual Total Return*
              of Years         Total Return*      (Periods Ended 12/31/1998)
----------------------------------------------------------------------------
   1982          N/A                N/A               1 Year          16.00%
----------------------------------------------------------------------------
   1983          N/A                N/A               5 Years          N/A
----------------------------------------------------------------------------
   1984          N/A                N/A              10 Years          N/A
----------------------------------------------------------------------------
   1985          N/A                N/A           Since Inception     19.86%
----------------------------------------------------------------------------
   1986          N/A                N/A
----------------------------------------------------------------------------
   1987          N/A                N/A
----------------------------------------------------------------------------
   1988          N/A                N/A
----------------------------------------------------------------------------
   1989          N/A                N/A
----------------------------------------------------------------------------
   1990          N/A                N/A
----------------------------------------------------------------------------
   1991          N/A                N/A
----------------------------------------------------------------------------
   1992          N/A                N/A
----------------------------------------------------------------------------
   1993          N/A                N/A
----------------------------------------------------------------------------
   1994          N/A                N/A
----------------------------------------------------------------------------
   1995         $579                N/A
----------------------------------------------------------------------------
   1996         $653              18.33%
----------------------------------------------------------------------------
   1997         $767              23.41%
----------------------------------------------------------------------------
   1998         $848              16.00%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Asset Manager: Growth Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II INDEX 500 PORTFOLIO

[INDEX 500 PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:

 .5% AIR

 .$500 initial monthly annuity payment

 .Fund inception date--August 1992

           Monthly Payment       Adjusted         Adjusted Historical Average
           Amounts at End    Historical Annual       Annual Total Return*
   Year       of Years         Total Return*      (Periods Ended 12/31/1998)
-----------------------------------------------------------------------------
   1982          N/A                N/A          1 Year                26.62%
-----------------------------------------------------------------------------
   1983          N/A                N/A          5 Years               22.08%
-----------------------------------------------------------------------------
   1984          N/A                N/A          10 Years                N/A
-----------------------------------------------------------------------------
   1985          N/A                N/A          Since Inception       19.44%
-----------------------------------------------------------------------------
   1986          N/A                N/A
-----------------------------------------------------------------------------
   1987          N/A                N/A
-----------------------------------------------------------------------------
   1988          N/A                N/A
-----------------------------------------------------------------------------
   1989          N/A                N/A
-----------------------------------------------------------------------------
   1990          N/A                N/A
-----------------------------------------------------------------------------
   1991          N/A                N/A
-----------------------------------------------------------------------------
   1992         $ 517               N/A
-----------------------------------------------------------------------------
   1993         $ 533              8.27%
-----------------------------------------------------------------------------
   1994         $ 506             (0.32)%
-----------------------------------------------------------------------------
   1995         $ 652             35.36%
-----------------------------------------------------------------------------
   1996         $ 753             21.18%
-----------------------------------------------------------------------------
   1997         $ 939             30.94%
-----------------------------------------------------------------------------
   1998         $1132             26.62%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Index 500 Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP II CONTRAFUND PORTFOLIO




[CONTRAFUND PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:
 .  5% AIR
 .$500 initial monthly annuity payment
 .Fund inception date--January 1995

------------------------------------------------------------------------------------------------------------------------------------
       Monthly Payment     Adjusted      Adjusted Historical Average Annual
       Amounts at End  Historical Annual           Total Return*
  Year    of Years       Total Return*       (Periods Ended 12/31/1998)
------------------------------------------------------------------------------------------------------------------------------------
  1982        N/A              N/A              1 Year            28.25%
------------------------------------------------------------------------------------------------------------------------------------
  1983        N/A              N/A              5 Years            N/A
------------------------------------------------------------------------------------------------------------------------------------
  1984        N/A              N/A             10 Years            N/A
------------------------------------------------------------------------------------------------------------------------------------
  1985        N/A              N/A          Since Inception       27.03%
------------------------------------------------------------------------------------------------------------------------------------
  1986        N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1987        N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1988        N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1989        N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1990        N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1991        N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1992        N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1993        N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1994        N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1995      $ 658              N/A
------------------------------------------------------------------------------------------------------------------------------------
  1996      $ 750            19.68%
------------------------------------------------------------------------------------------------------------------------------------
  1997      $ 875            22.49%
------------------------------------------------------------------------------------------------------------------------------------
  1998      $1069            28.25%
------------------------------------------------------------------------------------------------------------------------------------

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP II Contrafund Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP III BALANCED PORTFOLIO




[BALANCED PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:
 .  5% AIR
 .$500 initial monthly annuity payment

 .Fund inception date--January 1995

       Monthly Payment     Adjusted      Adjusted Historical Average Annual
  Year Amounts at End  Historical Annual           Total Return*
          of Years       Total Return*       (Periods Ended 12/31/1998)
---------------------------------------------------------------------------
  1982       N/A               N/A              1 Year            16.07%
---------------------------------------------------------------------------
  1983       N/A               N/A              5 Years            N/A
---------------------------------------------------------------------------
  1984       N/A               N/A             10 Years            N/A
---------------------------------------------------------------------------
  1985       N/A               N/A          Since Inception       14.38%
---------------------------------------------------------------------------
  1986       N/A               N/A
---------------------------------------------------------------------------
  1987       N/A               N/A
---------------------------------------------------------------------------
  1988       N/A               N/A
---------------------------------------------------------------------------
  1989       N/A               N/A
---------------------------------------------------------------------------
  1990       N/A               N/A
---------------------------------------------------------------------------
  1991       N/A               N/A
---------------------------------------------------------------------------
  1992       N/A               N/A
---------------------------------------------------------------------------
  1993       N/A               N/A
---------------------------------------------------------------------------
  1994       N/A               N/A
---------------------------------------------------------------------------
  1995      $541               N/A
---------------------------------------------------------------------------
  1996      $565              9.60%
---------------------------------------------------------------------------
  1997      $636             18.36%
---------------------------------------------------------------------------
  1998      $703             16.07%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP III Balanced Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP III GROWTH & INCOME PORTFOLIO




[GROWTH AND INCOME PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:
 .  5% AIR
 .$500 initial monthly annuity payment

 .Fund inception date--December 1996

       Monthly Payment     Adjusted      Adjusted Historical Average Annual
       Amounts at End  Historical Annual           Total Return*
  Year    of Years       Total Return*       (Periods Ended 12/31/1998)
---------------------------------------------------------------------------
  1982       N/A               N/A              1 Year            27.87%
---------------------------------------------------------------------------
  1983       N/A               N/A              5 Years            N/A
---------------------------------------------------------------------------
  1984       N/A               N/A             10 Years            N/A
---------------------------------------------------------------------------
  1985       N/A               N/A          Since Inception       26.83%
---------------------------------------------------------------------------
  1986       N/A               N/A
---------------------------------------------------------------------------
  1987       N/A               N/A
---------------------------------------------------------------------------
  1988       N/A               N/A
---------------------------------------------------------------------------
  1989       N/A               N/A
---------------------------------------------------------------------------
  1990       N/A               N/A
---------------------------------------------------------------------------
  1991       N/A               N/A
---------------------------------------------------------------------------
  1992       N/A               N/A
---------------------------------------------------------------------------
  1993       N/A               N/A
---------------------------------------------------------------------------
  1994       N/A               N/A
---------------------------------------------------------------------------
  1995       N/A               N/A
---------------------------------------------------------------------------
  1996      $500               N/A
---------------------------------------------------------------------------
  1997      $599             25.77%
---------------------------------------------------------------------------
  1998      $729             27.87%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP III Growth & Income Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP III GROWTH OPPORTUNITIES PORTFOLIO




[GROWTH OPPORTUNITIES PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:
 .  5% AIR
 .$500 initial monthly annuity payment

 .Fund inception date--January 1995

       Monthly Payment     Adjusted      Adjusted Historical Average Annual
       Amounts at End  Historical Annual           Total Return*
  Year    of Years       Total Return*       (Periods Ended 12/31/1998)
---------------------------------------------------------------------------
  1982       N/A               N/A              1 Year            22.96%
---------------------------------------------------------------------------
  1983       N/A               N/A              5 Years            N/A
---------------------------------------------------------------------------
  1984       N/A               N/A             10 Years            N/A
---------------------------------------------------------------------------
  1985       N/A               N/A          Since Inception       24.43%
---------------------------------------------------------------------------
  1986       N/A               N/A
---------------------------------------------------------------------------
  1987       N/A               N/A
---------------------------------------------------------------------------
  1988       N/A               N/A
---------------------------------------------------------------------------
  1989       N/A               N/A
---------------------------------------------------------------------------
  1990       N/A               N/A
---------------------------------------------------------------------------
  1991       N/A               N/A
---------------------------------------------------------------------------
  1992       N/A               N/A
---------------------------------------------------------------------------
  1993       N/A               N/A
---------------------------------------------------------------------------
  1994       N/A               N/A
---------------------------------------------------------------------------
  1995      $629               N/A
---------------------------------------------------------------------------
  1996      $706             17.88%
---------------------------------------------------------------------------
  1997      $841             24.99%
---------------------------------------------------------------------------
  1998      $985             22.96%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP III Growth Opportunities Portfolio, adjusted to reflect the 1.35% separate account charge.

VIP III MID CAP PORTFOLIO




[MID CAP PORTFOLIO/MONTHLY PAYMENT CHART APPEARS HERE]

Chart Specifications:
 .  5% AIR
 .$500 initial monthly annuity payment

 .Fund inception date--December 1998

       Monthly Payment     Adjusted      Adjusted Historical Average Annual
       Amounts at End  Historical Annual            Total Return*
  Year    of Years       Total Return*       (Periods Ended 12/31/1998)
---------------------------------------------------------------------------
  1982       N/A              N/A                1 Year             N/A
---------------------------------------------------------------------------
  1983       N/A              N/A               5 Years             N/A
---------------------------------------------------------------------------
  1984       N/A              N/A               10 Years            N/A
---------------------------------------------------------------------------
  1985       N/A              N/A           Since Inception        3.09%
---------------------------------------------------------------------------
  1986       N/A              N/A
---------------------------------------------------------------------------
  1987       N/A              N/A
---------------------------------------------------------------------------
  1988       N/A              N/A
---------------------------------------------------------------------------
  1989       N/A              N/A
---------------------------------------------------------------------------
  1990       N/A              N/A
---------------------------------------------------------------------------
  1991       N/A              N/A
---------------------------------------------------------------------------
  1992       N/A              N/A
---------------------------------------------------------------------------
  1993       N/A              N/A
---------------------------------------------------------------------------
  1994       N/A              N/A
---------------------------------------------------------------------------
  1995       N/A              N/A
---------------------------------------------------------------------------
  1996       N/A              N/A
---------------------------------------------------------------------------
  1997       N/A              N/A
---------------------------------------------------------------------------
  1998      $515             3.09%

* The subaccount had not began operations as of the date of this prospectus. Historical returns for periods prior to that date are total returns for the VIP III Mid Cap Portfolio, adjusted to reflect the 1.35% separate account charge.

Additional Fund Information

Fidelity Management & Research Company (FMR) is the investment advisor for the underlying funds. FMR is a registered investment advisor under the Investment Advisors Act of 1940. FMR is the original Fidelity company and was founded in 1946. It provides numerous mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. As of December 31, 1998, it advised funds having more than 39 million shareholder accounts with a total value of more than $694 billion. FMR charges the portfolios an investment management fee. These fees are part of the portfolios' operating expenses. See the attached prospectuses for the underlying funds for discussions of the Underlying funds' expenses.

There is no assurance that any of the portfolios will achieve its investment objective.

PFL may receive expense reimbursements or other revenues from the funds or FMR. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL (or its affiliates) or the separate account invests in the underlying funds.

The underlying funds' prospectuses should be read carefully before any decision is made concerning the allocation of the premium to a particular subaccount.

An investment in the separate account, or in any portfolio, including the VIP Money Market Portfolio, is not insured or guaranteed by the U.S. government or any government agency.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment advisor or manager. The investment results of the portfolios, however, may differ from the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment advisor or manager.

Addition, Deletion, or Substitution of Investments. We cannot and do not guarantee that any of the subaccounts will always be available to receive premium allocations or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investments. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the funds or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or, if in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts or from effecting an exchange between series or classes of variable annuity contracts on the basis of requests made by owners.

New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, we will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, we will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be:

 .  operated as a management company under the 1940 Act or any other form permitted by law,
 .  deregistered under the 1940 Act in the event such registration is no longer required, or
 .  combined with one or more other separate accounts.

To the extent permitted by applicable law, we also may

 .  transfer the assets of the separate account associated with the contracts to another account or accounts,
 .  restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, . create new separate accounts,
 .  add new subaccounts to or remove existing subaccounts from the separate account or combine subaccounts, or
 .  add new underlying funds, or substitute a new fund for an existing fund.

Resolving Material Conflicts. The underlying funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the separate account and other separate accounts we establish. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the separate account and one or more of the other separate accounts participating in an underlying fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the separate account might be required to withdraw its investment in the underlying funds. In the event of any conflict, we will take any steps necessary to protect owners, annuitants, secondary annuitants and beneficiaries.

                                APPENDIX B

                    ILLUSTRATIONS OF ANNUITY PAYMENT VALUES

The following graphs have been prepared to show how investment performance affects your variable annuity payments over time. The graphs incorporate hypothetical rates of return and PFL does not guarantee that you will earn these returns for any one year or any sustained period of time. PFL did not sell contracts prior to the date of this prospectus, and, therefore, the graphs represent what annuity payments might have been under a contract had one existed during the years shown. The graphs are for illustrative purposes only and do not represent past or future investment returns.

Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose a guarantee period option.

Another factor which determines the amount of your variable annuity payment is the assumed investment return (AIR). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolio underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolio underlying the subaccounts, net of all charges, is less than the AIR.

The "Hypothetical Illustration" graph below illustrates differences in monthly variable annuity payments assuming different investment returns. The graph assumes a single premium of $47,198; the entire premium was allocated to variable annuity payments; the AIR is 5%; the payment option is Single Life Annuity; a 79 year old male, and separate account charges of 1.35% and average portfolio expenses of 0.63%. This results in the receipt of an initial annuity payment in the amount of $500. The graph illustrates gross returns of 0.00%, 6.00%, and 10.00% (net returns after expenses are (1.98)%, 4.02%, and 8.02%, respectively).

                 [HYPOTHETICAL ILLUSTRATION CHART APPEARS HERE]

          Monthly Payments Assuming Different Gross Portfolio Returns

-------------------------------------------------------------------------------

      Monthly Payment at the
       End of Contract Year                    Gross Portfolio Returns*
                              ----------------------------------------------------------------
                                           0.0%                   6.0%                   10.0%
----------------------------------------------------------------------------------------------
   Assumed First Monthly Payment           $500                   $500                   $500
                 1                         $467                   $495                   $514
                 2                         $436                   $491                   $529
                 3                         $407                   $486                   $544
                 4                         $380                   $482                   $560
                 5                         $354                   $477                   $576
                 6                         $331                   $473                   $593
                 7                         $309                   $468                   $610
                 8                         $288                   $464                   $627
                 9                         $269                   $460                   $645
                10                         $251                   $455                   $664
                11                         $235                   $451                   $683
                12                         $219                   $447                   $703
                13                         $204                   $443                   $723
                14                         $191                   $438                   $744
                15                         $178                   $434                   $765
                16                         $166                   $430                   $787
                17                         $155                   $426                   $810
                18                         $145                   $422                   $833
                19                         $135                   $418                   $857
                20                         $126                   $414                   $882

* The corresponding net returns are (1.98)%, 4.02%, and 8.02%.

The "Monthly Payment Amounts with Different AIRs" graph below illustrates the differences in variable annuity payments between selecting the 3.5% and 5% AIR. The graph assumes a single premium of $47,198; the entire premium was allocated to variable annuity payments; the payment option is a single Life Annuity; 79 year old male; separate account charges of 1.35%; average portfolio expenses of 0.63%; and an annual return of the portfolios, after all expenses of 6%. Monthly variable annuity payments are shown with the 3.5% AIR and the 5% AIR.

                  [MONTHLY PAYMENT AMOUNTS CHART APPEARS HERE]

                    Monthly Payments Assuming Different AIRs
          (Net Portfolio Return = 6%, Gross Portfolio Return = 7.98%)

-------------------------------------------------------------------------------------------
   Monthly Payment at the End of Year                           AIR
                                     ------------------------------------------------------
                                                      3.5%                              5%
-------------------------------------------------------------------------------------------
     Assumed First Monthly Payment                    $455                             $500
                 1                                    $466                             $505
                 2                                    $477                             $510
                 3                                    $489                             $514
                 4                                    $501                             $519
                 5                                    $513                             $524
                 6                                    $525                             $529
                 7                                    $538                             $534
                 8                                    $551                             $539
                 9                                    $564                             $545
                10                                    $578                             $550
                11                                    $592                             $555
                12                                    $606                             $560
                13                                    $621                             $566
                14                                    $636                             $571
                15                                    $651                             $576
                16                                    $667                             $582
                17                                    $683                             $587
                18                                    $699                             $593
                19                                    $716                             $599
                20                                    $733                             $604

The annuity payment amounts shown reflect the deduction of all fees and expenses. Actual fees and expenses under the contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The separate account charge is assumed to be at an annual rate of 1.35% of the average daily net assets.

Upon request, we will furnish a customized illustration based on your individual circumstances and choice of annuity options.

                      STATEMENT OF ADDITIONAL INFORMATION

                       PFL IMMEDIATE INCOME BUILDER

                                Issued through

                        PFL RETIREMENT BUILDER VARIABLE
                                ANNUITY ACCOUNT

                                  Offered by
                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the PFL Immediate Income Annuity Contract offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 1999, by calling 1-800-544-3152, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the PFL Retirement Builder Variable Annuity Account.

Dated: May 1, 1999

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS..........................................................   3
THE CONTRACT--GENERAL PROVISIONS...........................................   4
  Transfers................................................................   4
  Delay of Transfers.......................................................   4
  Entire Contract..........................................................   4
  Assignment...............................................................   5
  Beneficiary..............................................................   5
  Change of Beneficiary....................................................   5
  Incontestability.........................................................   5
  Misstatement of Age or Sex...............................................   5
  Modification of Contract.................................................   5
  Nonparticipating.........................................................   5
  Owner....................................................................   5
  Proof of Death...........................................................   6
  Proof of Survival........................................................   6
  Death Before First Payment Date..........................................   6
  Protection of Proceeds...................................................   6
FEDERAL TAX MATTERS........................................................   6
  Tax Status of the Contract...............................................   6
  Diversification Requirements.............................................   6
  Owner Control............................................................   7
  Required Distributions...................................................   7
  Taxation of PFL..........................................................   8
INVESTMENT EXPERIENCE......................................................   8
  Annuity Unit Value and Annuity Payment Rates.............................   8
STATE REGULATION OF PFL....................................................  10
ADMINISTRATION.............................................................  10
RECORDS AND REPORTS........................................................  10
DISTRIBUTION OF THE CONTRACTS..............................................  10
OTHER PRODUCTS.............................................................  11
CUSTODY OF ASSETS..........................................................  11
HISTORICAL PERFORMANCE DATA................................................  11
  Money Market Yields......................................................  11
  Other Subaccount Yields..................................................  12
  Total Returns............................................................  12
  Other Performance Data...................................................  13
  Adjusted Hypothetical Performance Data...................................  13
LEGAL MATTERS..............................................................  13
INDEPENDENT AUDITORS.......................................................  13
OTHER INFORMATION..........................................................  14
FINANCIAL STATEMENTS.......................................................  14

                               GLOSSARY OF TERMS

Annuitant and Secondary Annuitant--The person upon whose life the annuity payments are based. For joint options, annuity payments are based upon the lives of both the annuitant and secondary annuitant. Either the annuitant or the secondary annuitant generally must be no older than 80 years of age on the contract issue date.

Annuity Payments--Payments made by us to the payee pursuant to the payment option chosen. Annuity payments may be either fixed or variable or a combination of both.

Assumed Investment Return or AIR--The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary(ies)--The person(s) who may receive death proceeds or guaranteed payments under this contract when there is no longer a living annuitant (or last annuitant for joint options).

Contract Issue Date--The date the contract becomes effective. This will be stated in the contract. Generally, the date the initial premium is allocated to the separate account.

Net Investment Factor--A unit of measure used to reflect the change in variable annuity unit values in a subaccount from one valuation period to the next valuation period.

Owner(s)--"You," "your," and "yours." The person or entity named in the contract specifications section who may, while any annuitant is living, exercise all rights granted by the contract. The annuitant must be the owner, if the contract is a qualified contract. If there is a secondary annuitant, he or she may also be an owner (except for a qualified contract, where only one owner is permitted). The secondary annuitant is never required to be an owner.

Payee--The person or entity to whom annuity payments are paid.

Payment Date--The date an annuity payment is paid to the payee. We may require evidence that any annuitant(s) and/or payee is/are alive on the payment date.

Separate Account--PFL Retirement Builder Variable Annuity Account.

Subaccount--The investment options or divisions of the separate account. Each subaccount invests in a different portfolio of the funds. We may make additional subaccounts available in the future.

Successor Owner--The person named by the owner to whom ownership of the contract passes upon the owner's death. If the owner is also the annuitant, the annuitant's beneficiary is entitled to the death proceeds of the contract. If no person is named, the owner's estate shall be deemed the successor owner.

Valuation Day--Each day the New York Stock Exchange is open for trading and any other day when the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued. The determination of the variable annuity unit value is made at the end of each valuation day.

Variable Annuity Unit--Variable annuity payments are expressed in terms of variable annuity units, the value of which fluctuates in relation to the selected subaccounts.

Variable Annuity Payment Calculation Date--The date, no more than seven business days before each payment date, when the amount of the variable annuity payment is determined. If the New York Stock Exchange is closed on a variable annuity payment calculation date, we will determine the amount of annuity income on the next day it is open.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the contract which may be of interest to a prospective purchaser. Words printed in italics in this Statement of Additional Information are defined in the Glossary of Terms, found on page 3.

                       THE CONTRACT--GENERAL PROVISIONS

Transfers

You may transfer amounts within the various subaccounts. You may also transfer amounts from variable to fixed annuity payments at any time. If you do, then the payment option for the fixed annuity payments will be a continuation of the payment option currently applicable to variable annuity payments. Transfers from fixed to variable annuity payments are not permitted. We may charge a fee for excessive transfers (we currently do not charge for transfers) or decline to accept excessive transfers.

Excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by everyone participating in the portfolio regardless of their transfer activity.

In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from contract owner(s) to make transfers and exchanges among the subaccounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the underlying funds, such transactions may hurt contract owners not utilizing the market timing service. Therefore, we may restrict or eliminate the right to make transfers among subaccounts if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a contract owner(s).

In modifying such rights, we may, among other things, decline to accept:

 . transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one contract owner, or

 . transfer or exchange instructions of individual contract owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one contract owner at the same time.

We will impose such restrictions only if we believe (or Fidelity Management & Research Company believes) that doing so will prevent harm to other contract owners.

Delay of Transfers

When you transfer amounts among the subaccounts, we will redeem shares of the appropriate portfolios at their prices as of the end of the current valuation period. Generally any subaccount you transfer to is credited at the same time. However, we may wait to credit the amount to a new subaccount until a subaccount you transfer from becomes liquid. This will happen only if (1) the subaccount you transfer to invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and
(2) the subaccount you transfer from is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available. The subaccount you transfer from will be liquid when it receives proceeds from sales of portfolio securities, the purchase of new contracts, or otherwise. During any period that we wait to credit a subaccount for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the subaccount you transfer from is not liquid.

Entire Contract

The entire contract is made up of the contract, and any riders, endorsements, or application. No change in or waiver of any provision of the contract is valid unless the change or waiver is signed by the President or Secretary of PFL.

Assignment

The option to assign is only available for non-tax qualified annuities. Only you may make an assignment of this contract. You must notify us in writing to assign this contract. No change will apply to any action taken by us before the written notice was received. We are not responsible for the validity or the effect of an assignment.

Beneficiary

The beneficiary is named in the contract specifications section of the contract or in a subsequent endorsement. More than one beneficiary may be named. The rights of any beneficiary will be subject to all the provisions of the contract. You may impose other limitations with our consent.

If any primary or contingent beneficiary dies before the annuitant, that beneficiary's interest in this contract ends with that beneficiary's death. Only those beneficiaries living at the time of the annuitant's death will be eligible to receive their share of the death benefits. In the event no contingent beneficiaries have been named and all primary beneficiaries have died before the death benefits become payable, the owner(s) will become the beneficiary(ies) unless elected otherwise. If both primary and contingent beneficiaries have been named, payment will be made to the named primary beneficiaries living at the time the death proceeds become payable. If there is more than one beneficiary and you failed to specify their interest, they will share equally. Payment will be made to the named contingent beneficiary(ies) only if all primary beneficiaries have died before the death benefits become payable. If any primary beneficiary is alive at the time the death benefits become payable, but dies before receiving their payment, their share will be paid to their estate.

Change of Beneficiary

You may change the beneficiary while the annuitant is living, unless an irrevocable one has been named. Change is made by written notice. The change takes effect on the date the written notice was signed, and the written notice must have been postmarked on or before the date of the annuitant's death. No change will apply to any annuity payment made before the written notice was received. We may require return of the contract for endorsement before making a change.

Incontestability

The contract is incontestable from the contract issue date.

Misstatement of Sex or Age

If the age or sex of any annuitant has been misstated, the annuity payments will be those which the premium paid would have purchased for the correct age and sex. Any underpayment made by us will be paid with the next annuity payment. Any overpayment made by us will be deducted from future annuity payments. Any underpayment or overpayment will include interest at 5% per year, from the date of the incorrect payment to the date of the adjustment.

Modification of Contract

No change in the contract is valid unless made in writing.

Nonparticipating

Your contract is nonparticipating. This means we do not pay dividends on it. Your contract will not share in our profits or surplus earnings.

Owner

You, the owner, are named in the contract specifications section. You may, while any annuitant is living, exercise all rights granted by the contract. These rights are subject to the rights of any assignee or living irrevocable beneficiary. "Irrevocable" means that you have given up your right to change the beneficiary named.

Unless we have been notified of a community or marital property interest in the contract, we will rely on our good faith belief that no such interest exists and will assume no responsibility for inquiry.

Proof of Death

Any beneficiary claiming an interest in the contract must provide us in writing with due proof of death of the payee/annuitant and/or secondary annuitant (if any). We will not be responsible for annuity payments made before we receive due proof of death at the Administrative and Service Office.

Proof of Survival

If annuity payments under the contract depend on a person being alive on a given date, proof of survival may be required by us prior to making annuity payments.

Death Before First Payment Date

If any owner, who is an annuitant, dies before the first payment date, the amount of the death proceeds is the premium plus or minus the investment performance of the subaccounts. If any owner, who is not an annuitant, dies before the first payment date, the successor owner may direct the owner's interest in the contract to be distributed as follows:

 . one cash lump sum to be distributed within five years of the deceased owner's death; or

 . annuitize the value of the annuity payments over the lifetime of the successor owner with payments to begin within one year of the owner's death; or

 . annuitize the value of the annuity payments over a period that does not exceed the life expectancy of the successor owner, as defined by the Internal Revenue Code of 1986, as amended (Code), with payments to begin within one year of the owner's death.

If the deceased owner was also an annuitant, the annuitant's beneficiary is entitled to the benefit described above. If no person is named as the successor owner, the owner's estate shall be deemed the successor owner.

Non-natural successor owners may only choose a lump sum distribution. For qualified contracts, any option chosen must meet the requirements of the Code.

Protection of Proceeds

Unless you so direct by filing written notice with us, no beneficiary may assign payments under the contract before the same are due. To the extent permitted by law, no payments under the contract will be subject to the claims of creditors of any beneficiary.


                              FEDERAL TAX MATTERS

Tax Status of the Contracts

The discussion in the prospectus assumes that the contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

Diversification Requirements. Section 817(h) of the Code provides that
----------------------------
separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The separate account, through each underlying fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although

PFL does not have direct control over the underlying funds in which the separate account invests, PFL believes that each fund will meet the diversification requirements, and therefore, the contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possessed incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policy-holders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."

The ownership rights under the contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the contract owner has the choice of several subaccounts in which to allocate the premium, and may be able to transfer among subaccounts more frequently than in such rulings. In addition, the contract provides for more subaccounts than did the variable contracts that were the subject of such rulings. These differences could result in a contract owner being treated as the owner of the assets of the separate account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of the separate account's assets.

Required Distributions. In order to be treated as an annuity contract for
----------------------
federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that: (a) if any contract owner dies on or after the Annuity Starting Date (as defined in the prospectus) but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that contract owner's death; and (b) if any contract owner dies prior to the Annuity Starting Date, the entire interest in the contract will be distributed within five years after the date of the contract owner's death. These requirements will be considered satisfied as to any portion of the contract owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that contract owner's death. The "designated beneficiary" for these purposes is the person who becomes the new owner of the contract upon a contract owner's death and must be a natural person. However, if the contract owner's sole designated beneficiary is the surviving spouse of the contract owner, the contract may be continued with the surviving spouse as the new contract owner. The Code further provides that if the contract owner is not an individual, the primary annuitant shall be treated as the contract owner for purposes of making distributions that are required to be made upon the death of the contract owner. (The primary annuitant is the individual the events in the life of whom are of primary importance in effecting the timing and amount of the payout under the contract. If there is a change in the primary annuitant, such change shall be treated as the death of the contract owner. The contract does not permit a change of the annuitants, however.

Non-qualified contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. PFL will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Qualified contracts are subject to similar provisions.

Taxation of PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of PFL and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the separate account, we may make a charge to the separate account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of variable annuity units and to determine the amount of annuity payments as follows:

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with variable annuity unit values. Variable annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return. Conversely, variable annuity unit values fall if the net investment performance of the subaccount is less than the assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

  (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

  (b) is the net investment factor for that subaccount for the valuation period; and

  (c) is the daily factor for the valuation period.

The daily factor for the valuation period is a discount factor that reflects the assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a) is the net result of:

    (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

    (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

    (3) a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount;

  (b) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period; and

  (c) is an amount representing the separate account charge as shown in the specifications section of the contract.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable variable annuity unit values.

   Illustrations of Calculations for Annuity Unit Value and Variable Annuity
                                   Payments

Formula and Illustration for Determining Annuity Unit Value in each Subaccount

Variable annuity unit value = V = A x B x C

Where: A = variable annuity unit value for the immediately preceding valuation period.

       B = net investment factor for the valuation period for which the variable annuity unit value is being calculated.

       C = a daily factor to neutralize the assumed investment return built into the annuity tables used.

       C = (1/(1 + AIR)) /\ (1/365) = 0.999905754 (3.5% AIR) or 0.999866337 (5%
           AIR)

For example, if the AIR is 5% and: A = $20 on the day prior to the first payment
                                   B = 1.01
                                   C = 1/(1.055) /\ (/1///365/) = 0.999866337

Then, the variable annuity unit value is equal to V = A x B x C
                                                    = $20 x 1.01 x .999866337
                                                    = 20.1973

   Formula and Illustration for Determining Amount of First Monthly Variable
                                Annuity Payment

First monthly variable annuity payment = P = (D x E)/$1,000

Where:          D = the contract value as of the contract issue date.
                E = the annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.

For example if: D = $100,000
                E = 7.00

Then, the first monthly variable annuity payment is equal to P = (D x E)/$1,000
                      = ($100,000 x 7.00)/$1,000
                      = $700

     Formula and Illustration for Determining the Number of Annuity Units Represented by Each Monthly Variable Annuity Payment (assuming investment in only one Subaccount)

Number of variable annuity units = U = P/V

Where:          P = the dollar amount of the first monthly variable annuity payment.
                V = the variable annuity unit value for the valuation date on which the first monthly payment is due.

For example if: P = $700
                V = 20.1973

Then, the variable annuity units is equal to U = P/V
                                               = $700/20.1973
                                               = 34.6581 units

  Formula and Illustration for Determining a Future Monthly Variable Annuity
                                    Payment
                 (assuming investment in only one Subaccount)

Monthly variable annuity payment = P = U x V

Where:      U = the variable annuity units
            V = the variable annuity unit value for the valuation date on which the future monthly payment is due.

For example if:
            U = 34.6581
            V = 20.6970 (the variable annuity unit value increased since issue)

Then, the amount of the monthly variable annuity payment = U x V = 34.6581 x
20.6970 = $717.32

If the variable annuity unit value had actually decreased to V = 19.6970, the resulting monthly variable annuity payment would = U x V = 34.6581 x 19.6970 = $682.66

Illustration 4 assumes that no transfers or surrenders are made between determining the number of variable annuity units and determining the future monthly variable annuity payment; therefore, the number of variable annuity units in Illustrations 3 and 4 are the same.

                            STATE REGULATION OF PFL

We are subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering our operation for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Division may determine the items are correct. Our books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

                                ADMINISTRATION

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and we do not anticipate discontinuing the offering of the contracts. However, we reserve the right to discontinue the offering of the contracts.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts.

                                OTHER PRODUCTS

We make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by us. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

We may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the separate account charge. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS x ES)/UV) x (365/7)

Where:

NCS = the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES  = per unit expenses of the subaccount for the 7-day period.

UV  = the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

We may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCS-ES)/UV))/365///7/-1

Where:

NCS = the net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES  = per unit expenses of the subaccount for the 7-day period.

UV  = the unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

We may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include the separate account charge. The 30-day yield is calculated according to the following formula:

                  Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6/-1)

Where:

NI = net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES = expenses of the subaccount for the 30-day period.

U  = the average number of units outstanding.

UV = the unit value at the close (highest) of the last day in the 30-day period.

Because of the charges imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the subaccount's underlying portfolio, and the deduction for the separate account charge. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)n = ERV

Where:

T   = the average annual total return net of subaccount recurring charges.

ERV = the ending redeemable value of the hypothetical account at the end of the period.

P   = a hypothetical initial payment of $1,000.

N   = the number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula. The charges reflected in the cumulative total returns include the actual total annual portfolio expenses of the applicable fund and the separate account charge of 1.35%.

                               CTR = (ERV/P) - 1

Where:

CTR = the cumulative total return net of subaccount recurring charges for the period.

ERV = the ending redeemable value of the hypothetical investment at the end of the period.

P   = a hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that were in effect at the inception of the subaccounts.

                                 LEGAL MATTERS

Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts has been provided to us by Sutherland, Asbill & Brennan LLP, of Washington D.C.

                             INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on PFL's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

                     FINANCIAL STATEMENTS--STATUTORY BASIS

                           PFL LIFE INSURANCE COMPANY

                  Years ended December 31, 1998, 1997 and 1996
                      with Report of Independent Auditors

                           PFL LIFE INSURANCE COMPANY

                     FINANCIAL STATEMENTS--STATUTORY BASIS

                  Years ended December 31, 1998, 1997 and 1996

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  26

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
February 19, 1999

                           PFL LIFE INSURANCE COMPANY

                        BALANCE SHEETS--STATUTORY BASIS
                (Dollars in thousands, except per share amounts)

                                                                  December 31
                                                             ---------------------
                                                                1998       1997
                                                             ---------- ----------
                      ADMITTED ASSETS
                      ---------------
Cash and invested assets:
 Cash and short-term investments............................ $   83,289 $   23,939
 Bonds......................................................  4,822,442  4,913,144
 Stocks:
   Preferred................................................     14,754      2,750
   Common (cost: 1998--$34,731; 1997--$33,058)..............     49,448     42,345
   Affiliated entities (cost: 1998--$8,060; 1997--$10,798)..      5,613      8,031
 Mortgage loans on real estate..............................  1,012,433    935,207
 Real estate, at cost less accumulated depreciation ($9,500
  in 1998; $8,655 in 1997):
   Home office properties...................................      8,056      8,283
   Properties acquired in satisfaction of debt..............     11,778     11,814
   Investment properties....................................     44,325     36,416
 Policy loans...............................................     60,058     57,136
 Other invested assets......................................     76,482     29,864
                                                             ---------- ----------
     Total cash and invested assets.........................  6,188,678  6,068,929
Premiums deferred and uncollected...........................     15,318     16,101
Accrued investment income...................................     65,308     69,662
Receivable from affiliate...................................        643        --
Federal income taxes recoverable............................        639        --
Transfers from separate accounts............................     70,866     60,193
Other assets................................................     29,511     37,624
Separate account assets.....................................  3,348,611  2,517,365
                                                             ---------- ----------
     Total admitted assets.................................. $9,719,574 $8,769,874
                                                             ========== ==========
            LIABILITIES AND CAPITAL AND SURPLUS
            -----------------------------------
Liabilities:
 Aggregate reserves for policies and contracts:
   Life..................................................... $1,357,175 $  884,018
   Annuity..................................................  3,925,293  4,204,125
   Accident and health......................................    205,736    169,328
 Policy and contract claim reserves:
   Life.....................................................      9,101      8,635
   Accident and health......................................     48,906     57,713
 Other policyholders' funds.................................    162,266    143,831
 Remittances and items not allocated........................     19,690    153,745
 Asset valuation reserve....................................     91,588     69,825
 Interest maintenance reserve...............................     50,575     30,287
 Federal income taxes payable...............................        --       1,889
 Short-term notes payable to affiliates.....................      9,421     16,400
 Other liabilities..........................................     76,766     75,070
 Payable for securities.....................................     57,645        --
 Payable to affiliates......................................        --      13,240
 Separate account liabilities...............................  3,342,884  2,512,406
                                                             ---------- ----------
     Total liabilities......................................  9,357,046  8,340,512
Commitments and contingencies
Capital and surplus:
 Common stock, $10 par value, 500 shares authorized, 266
  issued and outstanding....................................      2,660      2,660
 Paid-in surplus............................................    154,282    154,282
 Unassigned surplus.........................................    205,586    272,420
                                                             ---------- ----------
     Total capital and surplus..............................    362,528    429,362
                                                             ---------- ----------
     Total liabilities and capital and surplus.............. $9,719,574 $8,769,874
                                                             ========== ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS--STATUTORY BASIS
                             (Dollars in thousands)

                                                 Year Ended December 31
                                            ----------------------------------
                                               1998        1997        1996
                                            ----------  ----------  ----------
Revenues:
  Premiums and other considerations, net
   of reinsurance:
    Life..................................  $  516,111  $  202,435  $  204,872
    Annuity...............................     667,920     657,695     725,966
    Accident and health...................     178,593     207,982     227,862
  Net investment income...................     446,984     446,424     428,337
  Amortization of interest maintenance re-
   serve..................................       8,656       3,645       2,434
  Commissions and expense allowances on
   reinsurance ceded......................      32,781      49,859      73,931
                                            ----------  ----------  ----------
                                             1,851,045   1,568,040   1,663,402
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health bene-
     fits.................................     135,184     146,583     147,024
    Surrender benefits....................     732,796     658,071     512,810
    Other benefits........................     152,209     126,495     101,288
  Increase (decrease) in aggregate
   reserves for policies and contracts:
    Life..................................     473,158     149,575     140,126
    Annuity...............................    (278,665)   (203,139)    188,002
    Accident and health...................      36,407      30,059      26,790
    Other.................................      17,550      16,998      19,969
                                            ----------  ----------  ----------
                                             1,268,639     924,642   1,136,009
Insurance expenses:
  Commissions.............................     136,569     157,300     177,466
  General insurance expenses..............      48,018      57,571      57,282
  Taxes, licenses and fees................      19,166       8,715      13,889
  Net transfers to separate accounts......     265,702     297,480     171,785
  Other expenses..........................       1,016         119         526
                                            ----------  ----------  ----------
                                               470,471     521,185     420,948
                                            ----------  ----------  ----------
                                             1,739,110   1,445,827   1,556,957
                                            ----------  ----------  ----------
Gain from operations before federal income
 tax expense and net realized capital
 gains (losses) on investments............     111,935     122,213     106,445
Federal income tax expense................      49,835      43,381      41,177
                                            ----------  ----------  ----------
Gain from operations before net realized
 capital gains (losses) on investments....      62,100      78,832      65,268
Net realized capital gains (losses) on
 investments (net of related federal
 income taxes and amounts transferred to
 interest maintenance reserve)............       3,398       7,159      (3,503)
                                            ----------  ----------  ----------
Net income................................  $   65,498  $   85,991  $   61,765
                                            ==========  ==========  ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS
                             (Dollars in thousands)

                                                                        Total
                                                                       Capital
                                          Common Paid-in  Unassigned     and
                                          Stock  Surplus   Surplus     Surplus
                                          ------ -------- ----------  ---------
Balance at January 1, 1996............... $2,660 $154,129 $ 220,739   $ 377,528
  Net income.............................    --       --     61,765      61,765
  Change in net unrealized capital
   gains.................................    --       --      2,351       2,351
  Change in non-admitted assets..........    --       --       (148)       (148)
  Change in asset valuation reserve......    --       --    (10,930)    (10,930)
  Dividend to stockholder................    --       --    (20,000)    (20,000)
  Prior period adjustment................    --       --      5,025       5,025
  Surplus effect of sales of divisions...    --       --       (384)       (384)
  Surplus effect of ceding commissions
   associated with the sale of a
   division..............................    --       --         29          29
  Amendment of reinsurance agreement.....    --       --        421         421
  Change in liability for reinsurance in
   unauthorized companies................    --       --      2,690       2,690
                                          ------ -------- ---------   ---------
Balance at December 31, 1996.............  2,660  154,129   261,558     418,347
  Capital contribution...................    --       153       --          153
  Net income.............................    --       --     85,991      85,991
  Change in net unrealized capital
   gains.................................    --       --      3,592       3,592
  Change in non-admitted assets..........    --       --       (481)       (481)
  Change in asset valuation reserve......    --       --    (14,974)    (14,974)
  Dividend to stockholder................    --       --    (62,000)    (62,000)
  Surplus effect of sale of a division...    --       --       (161)       (161)
  Surplus effect of ceding commissions
   associated with the sale of a
   division..............................    --       --          5           5
  Amendment of reinsurance agreement.....    --       --        389         389
  Surplus effect of reinsurance
   agreement.............................    --       --        402         402
  Change in liability for reinsurance in
   unauthorized companies................    --       --     (1,901)     (1,901)
                                          ------ -------- ---------   ---------
Balance at December 31, 1997.............  2,660  154,282   272,420     429,362
  Net income.............................    --       --     65,498      65,498
  Change in net unrealized capital
   gains.................................    --       --      4,504       4,504
  Change in non-admitted assets..........    --       --       (260)       (260)
  Change in asset valuation reserve......    --       --    (21,763)    (21,763)
  Dividend to stockholder................    --       --   (120,000)   (120,000)
  Increase in liability for reinsurance
   in unauthorized companies.............    --       --      2,036       2,036
  Tax benefit on stock options
   exercised.............................    --       --      2,476       2,476
  Change in surplus in separate
   accounts..............................    --       --        675         675
                                          ------ -------- ---------   ---------
Balance at December 31, 1998............. $2,660 $154,282 $ 205,586   $ 362,528
                                          ====== ======== =========   =========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS--STATUTORY BASIS
                             (Dollars in thousands)

                                               Year Ended December 31
                                         -------------------------------------
                                            1998         1997         1996
                                         -----------  -----------  -----------
Operating Activities
Premiums and other considerations, net
 of reinsurance......................... $ 1,396,428  $ 1,119,936  $ 1,240,748
Net investment income...................     469,246      452,091      431,456
Life and accident and health claims.....    (138,249)    (154,383)    (147,556)
Surrender benefits and other fund
 withdrawals............................    (732,796)    (658,071)    (512,810)
Other benefits to policyholders.........    (152,167)    (126,462)    (101,254)
Commissions, other expenses and other
 taxes..................................    (197,135)    (225,042)    (248,321)
Net transfers to separate accounts......    (276,375)    (319,146)    (210,312)
Federal income taxes....................     (72,176)     (47,909)     (35,551)
Cash paid in conjunction with an
 amendment of a reinsurance agreement...         --        (4,826)      (5,812)
Cash received in connection with a
 reinsurance agreement..................         --         1,477          --
Other, net..............................     (93,095)      89,693      (41,677)
Net cash provided by operating
 activities.............................     203,681      127,358      368,911
Investing Activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks............   3,347,174    3,284,095    2,112,831
  Common stocks.........................      34,564       34,004       27,214
  Mortgage loans on real estate.........     192,210      138,162       74,351
  Real estate...........................       5,624        6,897       18,077
  Cash received from ceding commissions
   associated with the sale of a
   division.............................         --             8           45
  Other.................................       7,210       57,683       22,568
                                         -----------  -----------  -----------
                                           3,586,782    3,520,849    2,255,086
Cost of investments acquired:
  Bonds and preferred stocks............  (3,251,822)  (3,411,442)  (2,270,105)
  Common stocks.........................     (36,379)     (37,339)     (29,799)
  Mortgage loans on real estate.........    (257,039)    (159,577)    (324,381)
  Real estate...........................     (11,458)      (2,013)        (222)
  Policy loans..........................      (2,922)      (2,922)      (1,539)
  Cash paid in association with the sale
   of a division........................         --          (591)        (662)
  Other.................................     (44,514)     (15,674)      (6,404)
                                         -----------  -----------  -----------
                                          (3,604,134)  (3,629,558)  (2,633,112)
                                         -----------  -----------  -----------
Net cash used in investing activities...     (17,352)    (108,709)    (378,026)
Financing Activities
Issuance (repayment) of short-term
 intercompany notes payable............. $    (6,979) $    16,400  $       --
Capital contribution....................         --           153          --
Dividends to stockholder................    (120,000)     (62,000)     (20,000)
                                         -----------  -----------  -----------
Net cash used in financing activities...    (126,979)     (45,447)     (20,000)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments.......................      59,350      (26,798)     (29,115)
Cash and short-term investments at
 beginning of year......................      23,939       50,737       79,852
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year................................ $    83,289  $    23,939  $    50,737
                                         ===========  ===========  ===========

                            See accompanying notes.

                          PFL LIFE INSURANCE COMPANY

                NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS

                            (Dollars in thousands)
                               December 31, 1998

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

  PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

  In connection with the sale of certain affiliated business units, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to annually increase reinsurance ceded (primarily group health business) by 2 1/2% through 1997. As a result, during 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, was charged directly to unassigned surplus. In addition, the Company received from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) were charged directly to unassigned surplus. Also, during 1996, the Company paid $539 in association with this sale; this payment, net of a tax credit of $189, was charged directly to unassigned surplus. In 1997,

                          PFL LIFE INSURANCE COMPANY
   the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 were credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

Nature of Business

  The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

  The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products

                          PFL LIFE INSURANCE COMPANY
consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

  In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Cash Equivalents

  For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

Investments

  Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

  Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under

                          PFL LIFE INSURANCE COMPANY
a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

  Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1998, 1997 and 1996, the Company excluded investment income due and accrued of $102, $177 and $1,541, respectively, with respect to such practices.

  The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

  The Company has entered into an interest rate cap agreement to hedge the exposure of changing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other invested assets.

Aggregate Policy Reserves

  Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

  The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

  Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

  Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                          PFL LIFE INSURANCE COMPANY

Policy and Contract Claim Reserves

  Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

  Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $345,319, $281,095 and $227,864 in 1998, 1997 and 1996, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

  AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

  Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

  Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the

                          PFL LIFE INSURANCE COMPANY
disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

  The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

    Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

    Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

    Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

    Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

  Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                           PFL LIFE INSURANCE COMPANY

  The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                    December 31
                                    -------------------------------------------
                                            1998                  1997
                                    --------------------- ---------------------
                                     Carrying              Carrying
                                      Value    Fair Value   Value    Fair Value
                                    ---------- ---------- ---------- ----------
Admitted Assets
Cash and short-term investments.... $   83,289 $   83,289 $   23,939 $   23,939
Bonds..............................  4,822,442  4,900,516  4,913,144  5,046,527
Preferred stocks...................     14,754     14,738      2,750      8,029
Common stocks......................     49,448     49,448     42,345     42,345
Affiliated common stock............      5,613      5,613      8,031      8,031
Mortgage loans on real estate......  1,012,433  1,089,315    935,207    983,720
Policy loans.......................     60,058     60,058     57,136     57,136
Interest rate cap..................      4,445        725      5,618      1,513
Interest rate swaps................      1,916      6,667        --       2,546
Separate account assets............  3,348,611  3,348,611  2,517,365  2,517,365

Liabilities
Investment contract liabilities....  4,084,683  4,017,509  4,345,181  4,283,461
Separate account liabilities.......  3,271,005  3,213,251  2,452,205  2,452,205

3. INVESTMENTS

  The carrying value and estimated fair value of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Value      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 1998
Bonds:
  United States Government and
   agencies........................ $  150,085  $  2,841   $   321   $  152,605
  State, municipal and other
   government......................     62,948       918     1,651       62,215
  Public utilities.................    139,732     5,053     2,555      142,230
  Industrial and miscellaneous.....  2,068,086    78,141    34,493    2,111,734
  Mortgage and other asset-backed
   securities......................  2,401,591    45,185    15,044    2,431,732
                                    ----------  --------   -------   ----------
                                     4,822,442   132,138    54,064    4,900,516
Preferred stocks...................     14,754        75        91       14,738
                                    ----------  --------   -------   ----------
                                    $4,837,196  $132,213   $54,155   $4,915,254
                                    ==========  ========   =======   ==========

                          PFL LIFE INSURANCE COMPANY

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Value      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 1997
Bonds:
  United States Government and
   agencies........................ $  188,241  $  2,562   $    21   $  190,782
  State, municipal and other
   government......................     61,532     2,584     1,774       62,342
  Public utilities.................    121,582     5,384     2,952      124,014
  Industrial and miscellaneous.....  1,955,587    85,233     7,752    2,033,068
  Mortgage and other asset-backed
   securities......................  2,586,202    55,382     5,263    2,636,321
                                    ----------  --------   -------   ----------
                                     4,913,144   151,145    17,762    5,046,527
Preferred stocks...................      2,750     5,279       --         8,029
                                    ----------  --------   -------   ----------
                                    $4,915,894  $156,424   $17,762   $5,054,556
                                    ==========  ========   =======   ==========

  The carrying value and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Value    Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  151,747 $  148,410
   Due after one year through five years.................  1,211,064  1,232,329
   Due after five years through ten years................    753,543    761,787
   Due after ten years...................................    304,497    326,258
                                                          ---------- ----------
                                                           2,420,851  2,468,784
   Mortgage and other asset-backed securities............  2,401,591  2,431,732
                                                          ---------- ----------
                                                          $4,822,442 $4,900,516
                                                          ========== ==========

  A detail of net investment income is presented below:

                                                       Year Ended December 31
                                                     --------------------------
                                                       1998     1997     1996
                                                     -------- -------- --------
Interest on bonds and notes......................... $374,478 $373,496 $364,356
Dividends on equity investments.....................    1,357    1,460    1,436
Interest on mortgage loans..........................   77,960   80,266   69,418
Rental income on real estate........................    6,553    7,501    9,526
Interest on policy loans............................    4,080    3,400    3,273
Other investment income.............................    2,576      613    1,799
                                                     -------- -------- --------
Gross investment income.............................  467,004  466,736  449,808
Investment expenses.................................   20,020   20,312   21,471
                                                     -------- -------- --------
Net investment income............................... $446,984 $446,424 $428,337
                                                     ======== ======== ========

                          PFL LIFE INSURANCE COMPANY

  Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year Ended December 31
                                             ----------------------------------
                                                1998        1997        1996
                                             ----------  ----------  ----------
Proceeds.................................... $3,347,174  $3,284,095  $2,112,831
                                             ==========  ==========  ==========
Gross realized gains........................ $   48,760  $   30,094  $   19,876
Gross realized losses.......................     (8,072)    (17,265)    (19,634)
                                             ----------  ----------  ----------
Net realized gains.......................... $   40,688  $   12,829  $      242
                                             ==========  ==========  ==========

  At December 31, 1998, investments with an aggregate carrying value of $5,935,160 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

  Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                           Realized
                                                   ---------------------------
                                                    Year Ended December 31
                                                   ---------------------------
                                                     1998      1997     1996
                                                   --------  --------  -------
Debt securities................................... $ 40,688  $ 12,829  $   242
Short-term investments............................    1,533       (19)    (197)
Equity securities.................................     (879)    6,972    1,798
Mortgage loans on real estate.....................   12,637     2,252   (5,530)
Real estate.......................................    3,176     4,252    1,210
Other invested assets.............................   (2,523)    1,632       12
                                                   --------  --------  -------
                                                     54,632    27,918   (2,465)
Tax effect........................................  (22,290)  (10,572)  (1,235)
Transfer to interest maintenance reserve..........  (28,944)  (10,187)     197
                                                   --------  --------  -------
Net realized gains (losses)....................... $  3,398  $  7,159  $(3,503)
                                                   ========  ========  =======

                                                     Change in Unrealized
                                                  ---------------------------
                                                    Year Ended December 31
                                                  ---------------------------
                                                    1998     1997     1996
                                                  --------  ------- ---------
Debt securities.................................. $(60,604) $40,289 $(115,867)
Equity securities................................    5,750    5,653     2,929
                                                  --------  ------- ---------
Change in unrealized appreciation
 (depreciation).................................. $(54,854) $45,942 $(112,938)
                                                  ========  ======= =========

  Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                            December 31
                                                      -------------------------
                                                       1998     1997     1996
                                                      -------  -------  -------
Unrealized gains..................................... $15,980  $10,356  $ 9,590
Unrealized losses....................................  (3,710)  (3,836)  (8,723)
                                                      -------  -------  -------
Net unrealized gains................................. $12,270  $ 6,520  $   867
                                                      =======  =======  =======

                          PFL LIFE INSURANCE COMPANY

  During 1998, the Company issued mortgage loans with interest rates ranging from 5.88% to 7.86%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90% for commercial loans and 95% for residential loans. Mortgage loans with a carrying value of $245 were non-income producing for the previous twelve months. Accrued interest of $89 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

  At December 31, 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $16,104 and $11,985, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                            Geographic Distribution

                                                  December 31
                                                  -------------
                                                  1998    1997
                                                  -----   -----
       South Atlantic............................    32%     29%
       E. North Central..........................    16      12
       Pacific...................................    15      15
       Mountain..................................    10      10
       Middle Atlantic...........................    10       7
       W. South Central..........................     6       9
       W. North Central..........................     5       6
       E. South Central..........................     3       8
       New England...............................     3       4

                          Property Type Distribution

                                                  December 31
                                                  -------------
                                                  1998    1997
                                                  -----   -----
       Retail....................................    35%     35%
       Office....................................    30      31
       Industrial................................    21       6
       Apartment.................................    12      14
       Other.....................................     2      14

  At December 31, 1998, the Company had no investments (excluding U.S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

  The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the

                          PFL LIFE INSURANCE COMPANY
counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

  At December 31, 1998 and 1997, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                Notional Amount
                                                               -----------------
                                                                 1998     1997
                                                               -------- --------
Derivative securities:
  Interest rate swaps:
    Receive fixed--pay floating............................... $100,000 $100,000
    Receive floating (uncapped)--pay floating (capped)........   53,011   67,229
    Receive floating (LIBOR)--pay floating (S&P)..............   60,000      --
  Interest rate cap agreements................................  500,000  500,000

4. REINSURANCE

  The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

  Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                1998        1997        1996
                                             ----------  ----------  ----------
Direct premiums............................. $1,533,822  $1,312,446  $1,457,450
Reinsurance assumed.........................      2,366       2,038       1,796
Reinsurance ceded...........................   (173,564)   (246,372)   (300,546)
                                             ----------  ----------  ----------
Net premiums earned......................... $1,362,624  $1,068,112  $1,158,700
                                             ==========  ==========  ==========

  The Company received reinsurance recoveries in the amount of $173,297, $183,638 and $168,155 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $47,956 and $60,437, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $2,163,905 and $2,434,130, respectively.

  At December 31, 1998, amounts recoverable from unauthorized reinsurers of $55,379 (1997--$73,080) and reserve credits for reinsurance ceded of $49,835 (1997--$78,838) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $106,226 at December 31, 1998 that can be drawn on for amounts that remain unpaid for more than 120 days.

                          PFL LIFE INSURANCE COMPANY

5. INCOME TAXES

  For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

  Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                      Year Ended December 31
                                                      -------------------------
                                                       1998     1997     1996
                                                      -------  -------  -------
Computed tax at federal statutory rate (35%)......... $39,177  $42,775  $37,256
Tax reserve adjustment...............................     607    2,004    2,211
Excess tax depreciation..............................    (223)    (392)    (384)
Deferred acquisition costs--tax basis................  11,827    4,308    5,583
Prior year under (over) accrual......................   1,750   (1,016)    (499)
Dividend received deduction..........................  (1,053)    (941)    (454)
Charitable contribution..............................     --      (848)     --
Other items--net.....................................  (2,250)  (2,509)  (2,536)
                                                      -------  -------  -------
Federal income tax expense........................... $49,835  $43,381  $41,177
                                                      =======  =======  =======

  Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

  The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984 through 1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1993 through 1995.

6. POLICY AND CONTRACT ATTRIBUTES

  A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon

                           PFL LIFE INSURANCE COMPANY
the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                       December 31
                                          -------------------------------------
                                                 1998               1997
                                          ------------------ ------------------
                                                     Percent            Percent
                                                       of                 of
                                            Amount    Total    Amount    Total
                                          ---------- ------- ---------- -------
Subject to discretionary withdrawal with
 market value adjustment................. $   82,048     1%  $    8,912     0%
Subject to discretionary withdrawal at
 book value less surrender charge........    515,778     5      755,300     8
Subject to discretionary withdrawal at
 market value............................  3,211,896    34    2,454,845    27
Subject to discretionary withdrawal at
 book value (minimal or no charges or
 adjustments)............................  5,519,265    58    5,821,049    63
Not subject to discretionary withdrawal
 provision...............................    228,030     2      203,522     2
                                          ----------   ---   ----------   ---
                                           9,557,017   100%   9,243,628   100%
Less reinsurance ceded...................  2,124,769          2,372,495
                                          ----------         ----------
Total policy reserves on annuities and
 deposit fund liabilities................ $7,432,248         $6,871,134
                                          ==========         ==========

  A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                        1998     1997     1996
                                                      -------- -------- --------
Transfers as reported in the summary of operations
 of the separate accounts statement:
  Transfers to separate accounts....................  $345,319 $281,095 $227,864
  Transfers from separate accounts..................    79,808    9,819   75,172
                                                      -------- -------- --------
Net transfers to separate accounts..................   265,511  271,276  152,692
Reconciling adjustments--charges for investment
 management, administration fees and contract
 guarantees.........................................       191   26,204   19,093
                                                      -------- -------- --------
Transfers as reported in the summary of operations
 of the life, accident and health annual statement..  $265,702 $297,480 $171,785
                                                      ======== ======== ========

                          PFL LIFE INSURANCE COMPANY

  Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
December 31, 1998
Life and annuity:
  Ordinary direct first year business................ $ 3,346  $2,500   $   846
  Ordinary direct renewal business...................  21,435   6,365    15,070
  Group life direct business.........................   1,171     536       635
  Reinsurance ceded..................................  (1,367)    (44)   (1,323)
                                                      -------  ------   -------
                                                       24,585   9,357    15,228

Accident and health:
  Direct.............................................     108     --        108
  Reinsurance ceded..................................     (18)    --        (18)
                                                      -------  ------   -------
Total accident and health............................      90     --         90
                                                      -------  ------   -------
                                                      $24,675  $9,357   $15,318
                                                      =======  ======   =======

December 31, 1997
Life and annuity:
  Ordinary direct first year business................ $ 2,316  $1,698   $   618
  Ordinary direct renewal business...................  22,724   6,834    15,890
  Group life direct business.........................   1,523     646       877
  Reinsurance ceded..................................  (1,464)    (81)   (1,383)
                                                      -------  ------   -------
                                                       25,099   9,097    16,002

Accident and health:
  Direct.............................................     148     --        148
  Reinsurance ceded..................................     (49)    --        (49)
                                                      -------  ------   -------
Total accident and health............................      99     --         99
                                                      -------  ------   -------
                                                      $25,198  $9,097   $16,101
                                                      =======  ======   =======

  At December 31, 1998 and 1997, the Company had insurance in force aggregating $44,233 and $69,271, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $998 and $1,128 to cover these deficiencies at December 31, 1998 and 1997, respectively.

7. DIVIDEND RESTRICTIONS

  The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to

                          PFL LIFE INSURANCE COMPANY
the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without the prior approval of insurance regulatory authorities, is $62,100.

  The Company paid dividends to its parent of $120,000, $62,000 and $20,000 in 1998, 1997 and 1996, respectively.

8. RETIREMENT AND COMPENSATION PLANS

  The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $380, $422 and $1,056 for the years ended December 31, 1998, 1997 and 1996, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

  The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $233, $226 and $297 for the years ended December 31, 1998, 1997 and 1996, respectively.

  AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

  In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $62 and $184 for the years ended December 31, 1998, 1997 and 1996, respectively.

9. RELATED PARTY TRANSACTIONS

  The Company shares certain offices, employees and general expenses with affiliated companies.

  The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, 1997 and 1996, the Company paid $18,706, $18,705 and $17,028, respectively, for these services, which approximates their costs to the affiliates.

                          PFL LIFE INSURANCE COMPANY

  Payables to affiliates bear interest at the thirty-day commercial paper rate of 4.95% at December 31, 1998. During 1998, 1997 and 1996, the Company paid net interest of $1,491, $1,188 and $174, respectively, to affiliates.

  During 1997, the Company received a capital contribution of $153 in cash from its parent.

  At December 31, 1998 and 1997, the Company has short-term notes payable to an affiliate of $9,421 and $16,400, respectively. Interest on these notes accrues at rates ranging from 5.13% to 5.52% at December 31, 1998 and at 5.60% at December 31, 1997.

  During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during the year, and aggregate reserves for policies and contracts are $181,720 at December 31, 1998.

10. COMMITMENTS AND CONTINGENCIES

  The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

  The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,901 and $17,700 and an offsetting premium tax benefit of $7,631 and $7,984 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,985, $(975) and $2,617 for December 31, 1998, 1997 and 1996,
respectively.

11. YEAR 2000 (UNAUDITED)

  The term Year 2000 issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

  The Company has developed a Year 2000 Project Plan (the "Plan") to address the Year 2000 issue as it affects the Company's internal IT ("Information Technology") and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

  The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected

                          PFL LIFE INSURANCE COMPANY
systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

  The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

  The Company does have some exposure to date-sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance, and financial services organization providing insurance annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone-related equipment. This type of hardware can have date-sensitive embedded technology which could have Year 2000 problems. Because of this exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date-sensitive data in the Year 2000 or beyond.

  For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and/or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

  The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should

                          PFL LIFE INSURANCE COMPANY
be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                          PFL LIFE INSURANCE COMPANY

                      SUMMARY OF INVESTMENTS--OTHER THAN
                        INVESTMENTS IN RELATED PARTIES

                               December 31, 1998
                            (Dollars in thousands)

                                  SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed Maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $  926,370 $  943,313   $  926,370
  States, municipalities and political
   subdivisions..........................    107,975    114,146      107,975
  Foreign governments....................     54,670     53,950       54,670
  Public utilities.......................    139,732    142,230      139,732
  All other corporate bonds..............  3,593,695  3,646,877    3,593,695
Redeemable preferred stock...............     14,754     14,738       14,754
                                          ---------- ----------   ----------
Total fixed maturities...................  4,837,196  4,915,254    4,837,196
Equity Securities
Common stocks:
  Affiliated entities....................      8,060      5,613        5,613
  Banks, trust and insurance.............      5,935      7,193        7,193
  Industrial, miscellaneous and all
   other.................................     28,796     42,255       42,255
                                          ---------- ----------   ----------
Total equity securities..................     42,791     55,061       55,061
Mortgage loans on real estate............  1,012,433               1,012,433
Real estate..............................     52,381                  52,381
Real estate acquired in satisfaction of
 debt....................................     11,778                  11,778
Policy loans.............................     60,058                  60,058
Other long-term investments..............     76,482                  76,482
Cash and short-term investments..........     83,289                  83,289
                                          ----------              ----------
Total investments........................ $6,176,408              $6,188,678
                                          ==========              ==========

-------------------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL LIFE INSURANCE COMPANY

                      SUPPLEMENTARY INSURANCE INFORMATION
                            (Dollars in thousands)

                                 SCHEDULE III

                           Future                                              Benefits,
                           Policy                                                Claims
                          Benefits           Policy and                Net     Losses and   Other
                            and     Unearned  Contract    Premium   Investment Settlement Operating Premiums
                          Expenses  Premiums Liabilities  Revenue    Income*    Expenses  Expenses* Written
                         ---------- -------- ----------- ---------- ---------- ---------- --------- --------
Year Ended December 31,
1998
Individual life......... $1,355,283 $   --     $ 8,976   $  514,194  $ 85,258  $  545,720 $ 87,455       --
Individual health.......     94,294   9,631     12,123       68,963     8,004      48,144   30,442  $ 68,745
Group life and health...     93,405  10,298     36,908      111,547    11,426      82,690   54,352   108,769
Annuity.................  3,925,293     --         --       667,920   342,296     592,085  298,222       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,468,275 $19,929    $58,007   $1,362,624  $446,984  $1,268,639 $470,471
                         ========== =======    =======   ==========  ========  ========== ========
Year Ended December 31,
1997
Individual life......... $  882,003 $   --     $ 8,550   $  200,175  $ 75,914  $  211,921 $ 36,185       --
Individual health.......     62,033   9,207     12,821       63,548     5,934      37,706   29,216  $ 63,383
Group life and health...     88,211  11,892     44,977      146,694    11,888     103,581   91,568   143,580
Annuity.................  4,204,125     --         --       657,695   352,688     571,434  364,216       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,236,372 $21,099    $66,348   $1,068,112  $446,424  $  924,642 $521,185
                         ========== =======    =======   ==========  ========  ========== ========
Year Ended December 31,
1996
Individual life......... $  734,350 $   --     $ 7,240   $  202,082  $ 66,538  $  197,526 $ 38,067       --
Individual health.......     39,219   8,680     13,631       55,871     5,263      32,903   29,511  $ 55,678
Group life and health...     78,418  14,702     53,486      174,781    12,877     105,459  122,953   171,320
Annuity.................  4,408,419     --         --       725,966   343,659     800,121  230,417       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,260,406 $23,382    $74,357   $1,158,700  $428,337  $1,136,009 $420,948
                         ========== =======    =======   ==========  ========  ========== ========

-------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL LIFE INSURANCE COMPANY

                                  REINSURANCE
                             (Dollars in thousands)

                                  SCHEDULE IV

                                                 Assumed             Percentage
                                      Ceded to    From               of Amount
                             Gross      Other     Other      Net      Assumed
                             Amount   Companies Companies   Amount     to Net
                           ---------- --------- --------- ---------- ----------
Year Ended December 31,
 1998
Life insurance in force..  $6,384,095 $438,590   $39,116  $5,984,621     .6%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  515,164 $  3,692   $ 2,366  $  513,838     .5%
  Individual health......      76,438    7,475       --       68,963    --
  Group life and health..     255,848  144,301       --      111,547    --
  Annuity................     686,372   18,096       --      668,276    --
                           ---------- --------   -------  ----------    ---
                           $1,533,822 $173,564   $ 2,366  $1,362,624     .2%
                           ========== ========   =======  ==========    ===
Year Ended December 31,
 1997
Life insurance in force..  $5,025,027 $420,519   $35,486  $4,639,994     .8%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  201,691 $  3,554   $ 2,038  $  200,175    1.0%
  Individual health......      73,593   10,045       --       63,548    --
  Group life and health..     339,269  192,575       --      146,694    --
  Annuity................     697,893   40,198       --      657,695    --
                           ---------- --------   -------  ----------    ---
                           $1,312,446 $246,372   $ 2,038  $1,068,112     .2%
                           ========== ========   =======  ==========    ===
Year Ended December 31,
 1996
Life insurance in force..  $4,863,416 $477,112   $30,685  $4,416,989     .7%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  204,144 $  3,858   $ 1,796  $  202,082     .9%
  Individual health......      68,699   12,828       --       55,871    --
  Group life and health..     390,296  215,515       --      174,781    --
  Annuity................     794,311   68,345       --      725,966    --
                           ---------- --------   -------  ----------    ---
                           $1,457,450 $300,546   $ 1,796  $1,158,700     .2%
                           ========== ========   =======  ==========    ===

                         PFL Immediate Income Builder

                          Separate Account Financials

The PFL Immediate Income Builder Annuity did not commence operations as of December 31, 1998, therefore there are no separate account financials available.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1)   (a)  Resolution of the Board of Directors of PFL Life Insurance
                     Company authorizing establishment of the Separate Account. /1/

          (2)        Not Applicable.

          (3)   (a)  Principal Underwriting Agreement by and between PFL Life
                     Insurance Company, on its own behalf and on behalf of the Separate Account, and AFSG Securities Corporation./4/

                (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer./4/

          (4)   (a)  Form of Contract for the PFL Immediate Income Annuity./7/

          (5)   (a)  Form of Application for the PFL Immediate Income Annuity.
                     /7/

          (6)   (a)  Articles of Incorporation of PFL Life Insurance Company./1/

                (b)  ByLaws of PFL Life Insurance Company./1/

          (7)   Not Applicable.

          (8)   (a)  Participation Agreement by and between Variable Insurance
                     Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto./2/

                (b) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./3/

                (c) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

                (d) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company./8/

          (9)   Opinion and Consent of Counsel./6/

          (10)  (a)  Consent of Independent Auditors./8/

          (10)  (b)  Opinion and Consent of Actuary./7/

          (11)       Not applicable.

          (12)       Not applicable.

          (13)       Performance Data Calculations./8/

          (14) Powers of Attorney. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz)/1/ (Brenda K. Clancy)/2/ (Larry N. Norman)/5/

    /1/ Incorporated herein by reference to the Initial filing of Registrants Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

    /2/ Incorporated herein by reference to the Registrants filing of Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

    /3/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

    /4/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

    /5/ Incorporated herein by reference to the Registrant's filing of Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

    /6/ Filed with the initial Form N-4 Registration Statement (File No. 333-61063) on August 10, 1998.

    /7/ Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-61063) on December 11, 1998.

    /8/   Filed herewith.

Item 25.    Directors and Officers of the Depositor (PFL Life Insurance Company)



Name and Business Address                               Principal Positions and Offices with
-------------------------                               ------------------------------------
                                                        Depositor
                                                        ---------
William L. Busler                                       Director, Chairman of the Board and
4333 Edgewood Road, N.E.                                President
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                                        Director, Senior Vice President and Chief
4333 Edgewood Road, N.E.                                Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                                         Director, Vice President, Secretary and
4333 Edgewood Road, N.E.                                General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                                      Director, Senior Vice President, Chief
4333 Edgewood Road, N.E.                                Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Larry N. Norman                                         Director and Executive Vice President
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                                         Vice President and Corporate Controller
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                                        Vice President, Treasurer and Chief Financial
4333 Edgewood Road, N.E.                                Officer
Cedar Rapids, Iowa 52499-0001


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                  Jurisdiction of            Percent of Voting
Name                              Incorporation              Securities Owned          Business
----                              -------------              -----------------         --------
AEGON N.V.                        Netherlands                53.63% of Vereniging      Holding company
                                  Corporation                AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.     Netherlands                100% of AEGON N.V.        Holding company
                                  Corporation                Netherlands Corporation

AEGON Netherland N.V.             Netherlands                100% of AEGON N.V.        Holding company
                                  Corporation                Netherlands Corporation


AEGON Nevak Holding B.V.         Netherlands                100% of AEGON N.V.        Holding company
                                 Corporation                Netherlands Corporation

AEGON International N.V.         Netherlands                100% of AEGON N.V.        Holding company
                                 Corporation                Netherlands Corporation

Voting Trust                     Delaware                                             Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding               Delaware                   100% of Voting Trust      Holding company
Corporation

Short Hills Management           New Jersey                 100% of AEGON U.S.        Holding company
Company                                                     Holding Corporation

CORPA Reinsurance                New York                   100% of AEGON U.S.        Holding company
Company                                                                               Holding Corporation

AEGON Management                 Indiana                    100% of AEGON U.S.        Holding company
Company                                                                               Holding Corporation

RCC North America Inc.           Delaware                   100% of AEGON U.S.        Holding company
                                                                                      Holding Corporation

AEGON USA, Inc.                  Iowa                       100% AEGON U.S.           Holding company
                                                                                      Holding Corporation

AUSA Holding Company             Maryland                   100% AEGON USA, Inc.      Holding company

Monumental General Insurance     Maryland                   100% AUSA Holding Co.     Holding company
Group, Inc.

Trip Mate Insurance              Kansas                     100% Monumental General   Sale/admin. of travel
Agency, Inc.                                                Insurance Group, Inc.     insurance

Monumental General               Maryland                   100% Monumental General   Provides management
Administrators, Inc.                                        Insurance Group, Inc.     srvcs. to unaffiliated
                                                                                      third party
                                                                                      administrator

Executive Management and         Maryland                   100% Monumental General   Provides actuarial
Consultant Services, Inc.                                   Administrators, Inc.      consulting services

Monumental General Mass          Maryland                   100% Monumental General   Marketing arm for
Marketing, Inc.                                             Insurance Group, Inc.     sale of mass marketed
                                                                                      insurance coverages

Diversified Investment           Delaware                   100% AUSA Holding Co.     Registered investment
advisor
Advisors, Inc.


Diversified Investors            Delaware                   100% Diversified          Broker-Dealer
Securities Corp.                                            Investment                Advisors, Inc.

AEGON USA Securities, Inc.       Iowa                       100% AUSA Holding Co.     Broker-Dealer

Supplemental Ins.                Tennessee                  100% AUSA Holding Co.     Insurance
Division, Inc.

Creditor Resources, Inc.         Michigan                   100% AUSA Holding Co.     Credit insurance

CRC Creditor Resources           Canada                     100% Creditor             Insurance agency
Canadian Dealer Network Inc.                                Resources, Inc.

AEGON USA Investment             Iowa                       100% AUSA Holding Co.     Investment advisor
Management, Inc.

AEGON USA Realty                 Iowa                       100% AUSA Holding Co.     Provides real estate
Advisors, Inc.                                                                        administrative and real
                                                                                      estate investment services

Quantra Corporation              Delaware                   100% AEGON USA Realty     Real estate and financial
                                                            Advisors, Inc.            software production and
                                                                                      sales

Quantra Software                 Delaware                   100% Quantra Corporation  Manufacture and sell
Corporation                                                                           mortgage loan and security
                                                                                      management software

Landauer Realty Advisors, Inc.   Iowa                       100% AEGON USA Realty     Real estate counseling
                                                                                      Advisors, Inc.

Landauer Associates, Inc.        Delaware                   100% AEGON USA Realty     Real estate counseling
                                                                                      Advisors, Inc.

Realty Information               Iowa                       100% AEGON USA Realty     Information Systems for
Systems, Inc.                                               Advisors, Inc.            real estate investment
                                                                                      management

AEGON USA Realty                 Iowa                       100% AEGON USA            Real estate management
Management, Inc                                             Realty Advisors, Inc.

USP Real Estate Investment       Iowa                       21.89% First AUSA         Real estate investment
                                                            Life Ins. Co.             trust
Trust                                                       13.11% PFL Life Ins. Co.
                                                            4.86% Bankers United
                                                            Life Assurance Co.

RCC Properties Limited           Iowa                       AEGON USA Realty          Limited Partnership
Partnership                                                 Advisors Inc. is General
                                                            Partner and 5% owner.


AUSA Financial Markets, Inc.     Iowa                       100% AUSA Holding Co.     Marketing

Endeavor Investment Advisors     California                 49.9% AUSA Financial      General Partnership
                                                                                      Markets, Inc.

Universal Benefits Corporation   Iowa                       100% AUSA Holding Co.     Third party administrator

Investors Warranty of            Iowa                       100% AUSA Holding Co.     Provider of automobile
America, Inc.                                                                         extended maintenance
                                                                                      contracts

Massachusetts Fidelity Trust Co. Iowa                       100% AUSA Holding Co.     Trust company

Money Services, Inc.             Delaware                   100% AUSA Holding Co.     Provides financial
                                                                                      counseling  for employees
                                                                                      and agents of affiliated
                                                                                      companies

Zahorik Company, Inc.            California                 100% AUSA Holding Co.     Broker-Dealer

ZCI, Inc.                        Alabama                    100% Zahorik Company,Inc. Insurance agency

AEGON Asset Management           Delaware                   100% AUSA Holding Co.     Registered investment
advisor
Services, Inc.

Intersecurities, Inc.            Delaware                   100% AUSA Holding Co.     Broker-Dealer

Associated Mariner Financial     Michigan                   100% Intersecurities,Inc. Holding co./management
Group, Inc.                                                                           services
Mariner Financial Services, Inc. Michigan                   100% Associated Mariner   Broker/Dealer
                                                            Financial Group, Inc.

Mariner Planning Corporation     Michigan                   100% Mariner Financial    Financial planning
                                                            Services, Inc.

Associated Mariner Agency, Inc.  Michigan                   100% Associated Mariner   Insurance agency
                                                            Financial Group, Inc.

Associated Mariner Agency        Hawaii                     100% Associated Mariner   Insurance agency
of Hawaii, Inc.                                             Agency, Inc.

Associated Mariner Ins. Agency   Massachusetts              100% Associated Mariner   Insurance agency
of Massachusetts, Inc.                                      Agency, Inc.

Associated Mariner Agency        Ohio                       100% Associated Mariner   Insurance agency
Ohio, Inc.                                                  Agency, Inc.

Associated Mariner Agency        Texas                      100% Associated Mariner   Insurance agency
Texas, Inc.                                                 Agency, Inc.

Associated Mariner Agency        New Mexico                 100% Associated Mariner   Insurance agency
New Mexico, Inc.                                            Agency, Inc.

Mariner Mortgage Corp.           Michigan                   100% Associated Mariner   Mortgage origination
                                                            Financial Group, Inc.


Idex Investor Services, Inc.     Florida                    100% AUSA Holding Co.     Shareholder services

Idex Management, Inc.            Delaware                   50% AUSA Holding Co.      Investment advisor
                                                                                      50% Janus Capital Corp.

IDEX Series Fund                 Massachusetts              Various                   Mutual fund

First AUSA Life Insurance        Maryland                   100% AEGON USA, Inc.      Insurance holding
company
Company

AUSA Life Insurance              New York                   100% First AUSA Life      Insurance
Company, Inc.                                               Insurance Company

Life Investors Insurance         Iowa                       100% First AUSA Life      Insurance
Company of America                                          Ins. Co.

Life Investors                   Delaware                   100% LIICA                Purchases, own, and hold
Alliance, LLC                                                                         the equity interest of other entities

Bankers United Life              Iowa                       100% Life Investors Ins.  Insurance
Assurance Company                                           Company of America

Life Investors Agency            Iowa                       100% Life Investors Ins.  Marketing
Group, Inc.                                                 Company of America

PFL Life Insurance Company       Iowa                       100% First AUSA Life      Insurance
                                                            Ins. Co.

AEGON Financial Services         Minnesota                  100% PFL Life Insurance   Marketing
Group, Inc.                                                 Co.

AEGON Assignment Corporation     Kentucky                   100% AEGON Financial      Administrator of structured
of Kentucky                                                 Services Group, Inc.      settlements

AEGON Assignment Corporation     Illinois                   100% AEGON Financial      Administrator of structured
                                                            Services Group, Inc.      settlements

Southwest Equity Life Ins. Co.   Arizona                    100% of Common Voting     Insurance
                                                            Stock
                                                            First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co. Arizona                    100% of Common Voting     Insurance
                                                            Stock
                                                            First AUSA Life Ins. Co.

Western Reserve Life Assurance   Ohio                       100% First AUSA Life      Insurance
Co. of Ohio                                                 Ins. Co.

WRL Series Fund, Inc.            Maryland                   Various                   Mutual fund

WRL Investment Services, Inc.    Florida                    100% Western Reserve Life Provides administration for
                                                            Assurance Co. of Ohio     affiliated mutual fund

WRL Investment                   Florida                    100% Western Reserve Life Registered investment
Management, Inc.                                            Assurance Co. of Ohio

Aegon Equity                     Florida                    100% Western Reserve Life Insurance Agency
Group, Inc.                                                 Assurance Co. of Ohio

ISI Insurance Agency, Inc.       California                 100% Western Reserve Life Insurance agency
                                                                                      Assurance Co. of Ohio



ISI Insurance Agency         Ohio                       100% ISI Insurance        Insurance agency
of Ohio, Inc.                                           Agency Inc.

ISI Insurance Agency         Texas                      100% ISI Insurance        Insurance agency
of Texas, Inc.                                          Agency Inc.

ISI Insurance Agency         Massachusetts              100% ISI Insurance        Insurance Agency
of Massachusetts, Inc.                                  Agency Inc.

Monumental Life Insurance    Maryland                   100% First AUSA Life      Insurance
Co.                                                     Ins. Co.

AEGON Special Markets        Maryland                   100% Monumental Life      Marketing
Group, Inc.                                             Ins. Co.

Monumental General           Maryland                   100% First AUSA Life      Insurance
Casualty Co.                                            Ins. Co.

United Financial Services,   Maryland                   100% First AUSA Life      General agency
Inc.                                                    Ins. Co.

Bankers Financial Life       Arizona                    100% First AUSA Life      Insurance
Ins. Co.                                                Ins. Co.

The Whitestone Corporation   Maryland                   100% First AUSA Life      Insurance agency
                                                        Ins. Co.

Cadet Holding Corp.          Iowa                       100% First AUSA Life      Holding company
                                                        Ins. Co.

Commonwealth General         Delaware                   100% AEGON USA, Inc.      Holding company
Corporation ("CGC")

PB Series Trust              Massachusetts              N/A                       Mutual fund

Monumental Agency Group,     Kentucky                   100% CGC                  Provider of srvcs. to ins.
Inc.                                                                              cos.

Benefit Plans, Inc.          Delaware                   100% CGC                  TPA for Peoples Security
Life Insurance Company

Durco Agency, Inc.           Virginia                   100% Benefit Plans,       General agent
                                                        Inc.

Commonwealth General         Kentucky                   100% CGC                  Administrator of structured
Assignment Corporation                                                            settlements

AFSG Securities              Pennsylvania               100% CGC                  Broker-Dealer
Corporation

PB Investment Advisors,      Delaware                   100% CGC                  Registered investment
Inc.                                                                              advisor



Diversified Financial        Delaware                   100% CGC                  Provider of investment,
Products Inc.                                                                     marketing and admin.
                                                                                  services to ins. cos.

AEGON USA Real Estate        Delaware                   100% Diversified          Real estate and mortgage
Services, Inc.                                          Financial                 holding company
                                                        Products Inc.

Capital Real Estate          Delaware                   100% CGC                  Furniture and equipment
Development Corporation                                                           lessor

Capital General Development  Delaware                   100% CGC                  Holding company
Corporation

Ammest Realty Corporation    Texas                      100% Peoples Security     Special purpose
                                                        Life Insurance Company    subsidiary

JMH Operating Company, Inc.  Mississippi                100% Peoples Security     Real estate holdings
                                                        Life Insurance Company

Independence Automobile      Florida                    100% Capital Security     Automobile Club
Association, Inc.                                       Life Insurance Company

Independence Automobile      Georgia                    100% Capital Security     Automobile Club
Club, Inc.                                              Life Insurance Company

Capital 200 Block            Delaware                   100% CGC                  Real estate holdings
Corporation


Capital Broadway             Kentucky                   100% CGC                  Real estate holdings
Corporation

Southlife, Inc.              Tennessee                  100% CGC                  Investment subsidiary

Ampac Insurance Agency,      Pennsylvania               100% CGC                  Provider of management
Inc. (EIN 23-1720755)                                                             support services

National Home Life           Pennsylvania               100% Ampac Insurance      Special-purpose subsidiary
Corporation                                             Agency, Inc.

Compass Rose Development     Pennsylvania               100% Ampac Insurance      Special-purpose subsidiary
Corporation                                             Agency, Inc.

Frazer Association           Illinois                   100% Ampac Insurance      TPA license-holder
Consultants, Inc.                                       Agency, Inc.

Valley Forge Associates,     Pennsylvania               100% Ampac Insurance      Furniture & equipment
Inc.                                                    Agency, Inc.              lessor

Veterans Benefits Plans,     Pennsylvania               100% Ampac Insurance      Administrator of group
Inc.                                                    Agency, Inc.              insurance programs

Veterans Insurance           Delaware                   100% Ampac Insurance      Special-purpose subsidiary
Services, Inc.                                          Agency, Inc.

Financial Planning           Dist. Columbia             100% Ampac Insurance      Special-purpose subsidiary
Services, Inc.                                          Agency, Inc.

Academy Insurance Group,     Delaware                   100% CGC                  Holding company
Inc.

Academy Life Insurance Co.   Missouri                   100% Academy Insurance    Insurance company
                                                        Group, Inc.

Pension Life Insurance       New Jersey                 100% Academy Insurance    Insurance company
Company of America                                      Group, Inc.

Academy Services, Inc.       Delaware                   100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Ammest Development Corp.     Kansas                     100% Academy Insurance    Special-purpose subsidiary
Inc.                                                    Group, Inc.

Ammest Insurance Agency,     California                 100% Academy Insurance    General agent
Inc.                                                    Group, Inc.

Ammest Massachusetts         Massachusetts              100% Academy Insurance    Special-purpose subsidiary
Insurance Agency, Inc.                                  Group, Inc.



Ammest Realty, Inc.          Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Ampac,  Inc.                 Texas                      100% Academy Insurance    Managing general agent
                                                        Group, Inc.

Ampac Insurance Agency,      Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
Inc. (EIN 23-2364438)                                   Group, Inc.

Data/Mark Services, Inc.     Delaware                   100% Academy Insurance    Provider of mgmt. services
                                                        Group, Inc.

Force Financial Group, Inc.  Delaware                   100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Force Financial Services,    Massachusetts              100% Force Fin. Group,    Special-purpose subsidiary
Inc.                                                    Inc.

Military Associates, Inc.    Pennsylvania               100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

NCOA Motor Club, Inc.        Georgia                    100% Academy Insurance    Automobile club
                                                        Group, Inc.

NCOAA Management Company     Texas                      100% Academy Insurance    Special-purpose subsidiary
                                                        Group, Inc.

Unicom Administrative        Pennsylvania               100% Academy Insurance    Provider of admin. services
Services, Inc.                                          Group, Inc.

Unicom Administrative        Germany                    100% Unicom               Provider of admin. services
Services, GmbH                                          Administrative Services,
                                                        Inc.

Capital Liberty, L.P.        Delaware                   79.2% Commonwealth Life   Holding Company
                                                        Insurance Company
                                                        19.8% Peoples Security
                                                        Life Insurance Company
                                                        1% CGC

Commonwealth General LLC     Turks &                    100% CGC                  Special-purpose subsidiary
                             Caicos Islands



Peoples Benefit Life         Missouri                   3.7% CGC                  Insurance company
Insurance Company                                       20% Capital Liberty, L.P.
                                                        76.3% Monumental
                                                        Life Insurance Co.

Veterans Life Insurance Co.  Illinois                   100% Peoples Benefit      Insurance company
                                                        Life Insurance Company

Peoples Benefit Services,    Pennsylvania               100% Veterans Life Ins.   Special-purpose subsidiary
Inc.                                                    Co.



Item 27.     Number of Contract Owners

             As of December 31, 1998, there were no Contract owners.


Item 28.     Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, Iowa 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman                                 Sarah J. Stange
Director and President                          Director and Vice President

Frank A. Camp                                   Bob Warner
Director and Secretary                          Assistant Compliance Officer

Lisa Wachendorf                                 Linda Gilmer
Vice President and Chief Compliance Officer     Treasurer/Controller

Debra C. Cubero                                 Priscilla Hechler
Vice President                                  Assistant Secretary and Assistant Vice President

Emily Bates                                     Thomas Pierpan
Assistant Treasurer                             Assistant Secretary and Assistant Vice President

Clifton Flenniken                               Darin D. Smith
Assistant Treasurer                             Assistant Secretary and Assistant Vice President

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $0 from the Registrant from May 1, 1998 through December 31, 1998, for its services in distributing the Policies. AEGON USA Securities, Inc., its predecessor, received $0 from the Registrant from January 1, 1998 through April 30, 1998, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 30.     Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.     Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.     Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

(d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 1999.


                                        PFL RETIREMENT BUILDER
                                        VARIABLE ANNUITY ACCOUNT

                                        PFL LIFE INSURANCE COMPANY
                                        Depositor

                                        /s/  William L. Busler
                                        --------------------------------
                                        William L. Busler
                                        President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                 Title                          Date
----------                 -----                          ----
/s/  Patrick S. Baird      Director                       April 27, 1999
-------------------------
Patrick S. Baird


/s/  Craig D. Vermie       Director                       April 27, 1999
-------------------------
Craig D. Vermie


/s/  William L. Busler     Director                       April 27, 1999
-------------------------
William L. Busler          (Principal Executive Officer)


/s/  Larry N. Norman       Director                       April 27, 1999
-------------------------
Larry N. Norman


/s/  Douglas C. Kolsrud    Director                       April 27, 1999
-------------------------
Douglas C. Kolsrud


/s/  Robert J. Kontz       Vice President and             April 27, 1999
-------------------------
Robert J. Kontz            Corporate Controller


/s/ Brenda K. Clancy       Treasurer                      April 27, 1999
-------------------------
Brenda K. Clancy


                                                                REGISTRATION NO.
                                                                       333-61063



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                         PFL IMMEDIATE INCOME ANNUITY

                                _______________

                                 EXHIBIT INDEX
                                 -------------


EXHIBIT NO.     DESCRIPTION OF EXHIBIT                                PAGE NO.*
-----------     ----------------------                                ---------

(8)(c) Amended Schedule A to Participation Agreement by and between Variable Insurance Products Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and PFL Life Insurance Company.
(8)(d) Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and PFL Life Insurance Company.
(10)(a)         Consent of Independent Auditors
(13)            Performance Data Calculations


_________________
* Page numbers included only in manually executed original.